As filed with the Securities and Exchange Commission on ___________________, 2008
Securities Act File No. 333-
Investment Company Act File No.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☐

EVOLUTION U.S. GOVERNMENT GUARANTEED
FLOATING RATE LOAN FUND
(a series of Evolution Investment Trust, a Delaware Statutory Trust)
(Exact Name of Registrant as Specified in Charter)

2,500,000 Class Z (CRA) Shares

(Address of Principal Executive Offices)

21 Waterway Avenue, Suite 300
The Woodlands, Texas 77380

(Registrant’s Telephone Number, including Area Code): (713) 268-1110

 (Name and Address of Agent for Service)

 The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801

Copies to:

Thomas E. Sweeney, Esq.
Sweeney Law Office
P.O. Box
Pittsburgh, Pennsylvania 15218
(412) 731-1000

Approximate date of proposed public offering:    As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), other than securities offered in connection with dividend or interest reinvestment plans, check the following box.     ☒

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee (2)

Class Z (CRA) Shares	2,500,000 shares	$100.00	$250,000,000	$9,825.00

(1)	Estimated solely for the purpose of calculating the registration fee.

(2)	Transmitted prior to the filing date to the designated lockbox of the Securities and Exchange Commission at Bank of New York Mellon in Pittsburgh, PA.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated                   , 2008

Prospectus

2,500,000

Class Z (CRA Qualified) Shares

  , 2008

Evolution U.S. Government Guaranteed
Floating Rate Loan Fund

Prospectus, ___________, 2008

Class Z (CRA) Shares

Evolution U.S. Government Guaranteed Floating Rate Loan Fund (the “Fund) is a non-diversified, closed-end fund management investment company that is a newly formed Delaware Statutory trust. The Fund’s investment objective is to provide investors with high current income and such preservation of capital as is consistent with investment in a non-diversified, leveraged portfolio consisting primarily of U.S. Government guaranteed floating rate debt securities and instruments which are qualified investments for certain financial institutions under the Community Reinvestment Act of 1977 (the “CRA”). Under normal market conditions and after the initial investment period of up to approximately six months following the completion of this offering, 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in a portfolio of interests in CRA-qualifying United States (“U.S.”) Government guaranteed floating rate bank loans, and other debt obligations issued or guaranteed by the full faith and credit of the U.S. Government, its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations, the interest rates of which float or adjust periodically based upon a benchmark indicator of prevailing rates, primarily PRIME, to small businesses and agricultural businesses (“Borrowers”) in the U.S. (hereinafter referred to as “Guaranteed Loans” and or “Guaranteed Debt Obligations”).  The Fund may also invest up to 20% of its net assets in other Guaranteed Loans in which the interest rate is fixed.

The Fund may borrow an amount up to 331⁄⁄3% of its total assets (including the amount borrowed). The Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. To the extent the Fund borrows more money than it has cash or short-term cash equivalents and invests the proceeds in Guaranteed Loans, the Fund will create financial leverage. It will do so only when it expects to be able to invest the proceeds at a higher rate of return than its cost of borrowing. The use of borrowing for investment purposes increases both investment opportunity and investment risk.

Because the Fund is newly organized, its shares have no history of public trading, and the Fund has no present plan to have its Class Z (CRA) Shares listed on a national securities exchange. The Fund does not intend to use an underwriter in connection with the distribution of the Class Z (CRA) Shares. See “Plan of Distribution.”

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Investing in the Fund’s Class Z Shares may be speculative and involves certain risks described in the “Principal Risk Factors” section beginning on page __    of this prospectus.

	Per Share	Total (3)
Public offering price	$100.00	$250,000,000
Underwriting discount	$0.00	$0.00
Proceeds, before expenses, to the Fund	$100.00	$250,000,000

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The shares will be ready for delivery on or about                     , 2008.

The date of this prospectus is                     2008.

Evolution U.S. Government Guaranteed
Floating Rate Loan Fund

Class Z (CRA) Shares

TABLE OF CONTENTS

Prospectus Summary	1

Fund Expenses	4

Risk Factors and Special Considerations	5

Financial Highlights	8

Distribution of Fund Shares	9

The Fund	11

Management	29

How to Buy Shares	31

Periodic Repurchase Offers	33

Net Asset Value	35

Dividends and Distributions	36

Mailings to Shareholderes	36

Table of Contents for the Statement of Additional Information	37

Information about the Fund can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. We have not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing in this prospectus is accurate only as of the date on the front cover of this prospectus.

Not FDIC Insured
May Lose Value
No Bank Guarantee

PROSPECTUS SUMMARY

This summary is qualified in its entirety by reference to the detailed information included in this prospectus.

The Fund	Evolution U.S. Government Guaranteed Floating Rate Loan Fund (The “Fund”) is a continuously offered, non-diversified, closed-end fund that is a newly organized Delaware Statutory Trust.

The Offering	The Fund is offering Class Z (CRA) shares (the “Shares”) directly to investors. There is no underwriter involved in this Offering. You must purchase at least______ Shares.

Investment Objective and Policies
The Fund’s investment objective is to provide (1) a high level of current income, consistent with preservation of capital and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”). The Fund seeks to achieve its objective by investing primarily in a portfolio of CRA-qualifying U.S. Government guaranteed floating rate bank loans, and other debt obligations issued or guaranteed by the full faith and credit of the U.S. Government. There can be no assurance that the Fund will achieve its investment objective.

U.S. Government Guaranteed Floating Rate Loans. Under normal market  conditions the Fund will invest at least 80% of the Fund’s net assets (including the proceeds of any outstanding  borrowings for investment purposes) in a portfolio of interests in CRA-qualifying U.S. Government guaranteed floating  rate bank loans to small businesses and agricultural businesses (“Borrowers”) in the U.S., and other debt obligations issued or guaranteed by the full faith and credit of the U.S. Government, its agencies or instrumentalities, assignments of interest in such obligations, and commitments to purchase such obligations. Interest rates on the U.S. Government guaranteed floating rate loans (the “Loans”) in which the Fund will invest, float or adjust periodically based upon a benchmark indicator of prevailing rates, primarily PRIME (hereinafter referred to as “Guaranteed Loans” and or “Guaranteed Debt Obligations”).

Guaranteed Loans are small business loans that are generally arranged and originated by bank and non-bank lenders throughout the U.S. (the “Lenders”) under a federal guarantee loan program in which the repayment of a portion of the gross principal loan amount, as well as accrued interest, is unconditionally guaranteed by the full faith and credit of  the U.S. Government (the “Guarantee” and or “Guaranteed Portion”).   Specifically, such debt obligations will consist of the Guaranteed Portion of floating-rate loans guaranteed by the United States Small Business Administration (“SBA”) under the SBA 7(a) and 504 program, and the U.S. Department of Agriculture (“USDA”), and may also consist of other portions of loans that are guaranteed by the full faith and credit of the United States Government under various government guaranteed loan programs, the purpose of which is to promote economic development by financing small businesses, farms, and community development, (hereinafter referred to collectively as “Guaranteed Debt Obligations,” “Guaranteed Loan,” “Loans,” “U.S. Government Guaranteed Loans,” “Guaranteed Interest Certificates,” “Pools,” and or “Pooled Loans”). These Loans are originated by lenders throughout the United States, which have been certified under the various government guarantee loan programs.  An active secondary market for buying, selling and trading the Guaranteed Portion of U.S. Government Guaranteed Loans exists.

Partially Guaranteed and Fixed Rate Loans. The fund may also invest up to 20% of its net assets in other Guaranteed Loans in which the interest rate is fixed.

CRA Qualifying Guaranteed Loans. The Fund will evaluate investment in primarily CRA-qualifying Loans from all the various U.S. Government guarantee loan programs, and in particular, will concentrate on SBA and USDA Loans.  In purchasing Loans for the Class Z (CRA) portfolio, the Fund’s Adviser will use its best efforts to acquire Loans in investor-specified geographical regions and allocate the CRA benefit of those Loans to the investor, while providing the investor a return based on the performance of the entire portfolio of Guaranteed Debt Obligations of the Fund.

Pools and Participations. The Fund may invest in pools of Guaranteed Loans (“Pools” and or Pooled Loans”), and in participations in Pools (“Participations”),        and may purchase assignments (“Assignments”) of portions of Guaranteed Loans        from third parties.  Guaranteed Loans in which the Fund may invest generally pay interest at rates that are periodically adjusted by reference to a base lending rate  plus a premium. The Fund’s policy of acquiring interests in floating or variable rate        Guaranteed Loans is designed to minimize the fluctuations in the Fund’s net asset  value (“NAV”) as a result of changes in interest rates. However, the Fund is not a money market fund, and its NAV will fluctuate.

Credit Quality.  The Fund will only invest in debt obligations that are guaranteed by the U.S. Government.  In evaluating senior loans and other similar debt securities, the Investment Adviser analyzes and takes into account the legal/protective features associated with the securities (such as their position in the borrower’s capital structure and any security through collateral) in assessing their credit characteristics.

Other Investments.

Portfolio Strategies.    The Fund may use a variety of portfolio strategies both to seek to increase the return of the Fund and to seek to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. The Fund may invest in Loans directly or through repurchase agreements with, or variable-rate demand notes issued by recognized securities dealers and banks.

Use of Leverage by the Fund
The Fund may borrow an amount up to 331⁄⁄3% of its total assets (including the amount borrowed). The Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. To the extent the Fund borrows more money than it has cash or short-term cash equivalents and invests the proceeds in Guaranteed Loans, the Fund will create financial leverage.  It will do so only when it expects to be able to invest the proceeds at a higher rate of return than its cost of borrowing.  The use of borrowing for investment purposes increases both investment opportunity and investment risk.

Periodic Repurchase Offers
Each calendar quarter the Fund shall offer to repurchase at NAV a specified percentage (between 5% and 25%) of the Shares then outstanding (“Repurchase Offers”). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. It is anticipated that normally the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests (the “Repurchase Request Deadline”) to _____________________the Fund’s “Distributor”)., and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange (the “NYSE”) on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. The end of the seven days is referred to as the “Repurchase Payment Deadline.” See “Periodic Repurchase Offers”.

No Exchange Listing
Currently, there is no public market for the Fund’s Shares and the Fund does not intend to apply to list the Class Z (CRA) Shares on any national securities exchange or otherwise establish a secondary market for the Shares.

Investment Adviser
Evolution Capital Advisors, LLC (the “Investment Adviser”) serves as the investment adviser to the Fund under the terms of an investment advisory agreement with the Fund.  The Investment Adviser provides investment advisory and administrative services to the Fund. For its services, the Fund pays the Investment Adviser a monthly fee at the annual rate of 0.    % of an aggregate of (i) the Fund’s average daily net assets (including proceeds from the issuance of any preferred stock) and (ii) the proceeds of any outstanding borrowings used for leverage.

Dividends and Distributions
The Fund intends to distribute dividends from its net investment income monthly, and net realized capital gains, if any, at least annually. The Fund expects that it will commence paying dividends within 180 days of the date of this prospectus. Currently, in order to maintain a more stable level of monthly dividend distributions, the Fund intends to pay out less than all of its net investment income or pay out accumulated undistributed income in addition to current net investment income.

Yield Considerations
The yield on the Fund’s Shares will vary from period to period depending on factors including, but not limited to, the length of the initial investment period, market conditions, the timing of the Fund’s investment in portfolio securities, the securities comprising the Fund’s portfolio, the ability of the issuers or borrowers of the portfolio securities to pay dividends or interest on such securities, changes in interest rates, including changes in the relationship between short term rates and long term rates, the amount and timing of borrowings and the issuance of the Fund’s preferred stock or debt securities, the effects of leverage on the Shares, the timing of the investment of leverage proceeds in portfolio securities, the Fund’s net assets and its operating expenses. Consequently, the Fund cannot guarantee any particular yield on its shares, and the yield for any given period is not an indication or representation of future yields on Fund shares. The Fund’s ability to achieve any particular yield level after it commences operations depends on future interest rates and other factors mentioned above, and the initial yield and later yields may be lower. Any statements as to an estimated yield are based on certain assumptions and conditions and are as of the date made, and no guarantee can be given that the Fund will achieve or maintain any particular yield level.

Automatic Dividend Reinvestment Plan	Dividend and capital gains distributions generally are used to purchase additional Fund Shares of the Fund; however, an investor can choose to receive distributions in cash.

FUND EXPENSES

The following table is intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. The table summarizes the aggregate expenses of the Fund.

Class Z (CRA)

Total Annual Fund Operating Expenses	____%
Shareholder Transaction Expenses[1]	None
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Maximum Contingent Deferred Sales Charge (“CDSC”)	None
Exchange Fee	None

Annual Fund Operating Expenses (as a percentage of average net assets)
Management Fees[2]	0.__%
Distribution (12b-1) and Service Fees	0.__%
Interest Payments and Commitment Fees on Borrowed Funds	0.00%
Other Expenses	0.__%

1.	Financial Advisors (as defined under “How to Buy Shares”) may independently charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
2.
Management fees include both advisory fees and administration fees charged to the Fund. Without giving effect to leverage, Evolution receives from the Fund monthly advisory fees, computed and accrued daily, at the annual rate of ___% of the average daily managed assets of the Fund for the first $1 billion, ____% of the average daily managed assets of the Fund for the next $1 billion and ____% of the average daily managed assets of the Fund that exceed $2 billion. Evolution also receives from the Fund monthly administration fees at the annual rate of____% of the average daily managed assets of the Fund. “Average daily managed assets” of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage). See “Management—Fees and Expenses.”

Expense Example.  This Example helps you compare the cost of investing in the Fund to the cost of investing in other investment companies. The Example assumes that (i) you invest $250,000 in the Fund, (ii) your investment has a 5% return each year, (iii) operating expenses remain the same, and (iv) all income dividends and capital gains distributions are reinvested in additional shares at net asset value. The Example should not be considered a representation of future expenses. Your actual costs may be higher or lower.

Class	1 Year	3 Years	5 Years	10 Years
Class Z

RISK FACTORS AND SPECIAL CONSIDERATIONS

Set forth below is a summary of the principal risks of investing in shares of the Fund. You should carefully consider these risks before investing in the Fund. As described below, these risks could cause you to lose money as a result of investing in the Fund.

Closed-End Funds. The Fund is a closed-end investment company designed primarily for long-term investors and not as a trading vehicle. The Fund does not intend to list its shares for trading on any national securities exchange. There is not expected to be any secondary trading market in the shares, and the shares should be considered illiquid. The shares are, therefore, not readily marketable.

CRA Qualification.  The Fund’s Investment Adviser, Evolution Capital Advisors, LLC, believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them. The Fund's goal of holding securities that will allow shares of the Fund to be deemed qualified under the CRA will cause the Investment Adviser to take this factor into account in determining which securities the Fund will purchase and sell.  Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of long-term investments believed to be CRA-qualified. In addition, the Fund may sell securities for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been designated to specific shareholders for CRA-qualifying purposes are ultimately determined not to be, or to have ceased to be, CRA-qualifying. See "How the Fund Invests – CRA Considerations.”

Non-Payment. Guaranteed Loans, like other corporate debt obligations, are subject to the risk of non-payment of scheduled interest or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Guaranteed Loan experiencing non-payment, and a potential decrease in the NAV of the Fund.

Interest Rate. The Fund’s NAV will usually change in response to interest rate fluctuations. When interest rates decline, the value of fixed rate securities held by the Fund can be expected to rise. Conversely, when interest rates rise, the value of the Fund’s  fixed rate securities can be expected to decline. However, the Fund will primarily invest in floating rate obligations, including Guaranteed Loans, the rates on which periodically adjust with changes in market interest rates. Consequently, the Fund’s exposure to fluctuations in interest rates will generally be limited until the time that the interest rates on the Guaranteed Loans in its portfolio are reset.

Guaranteed Loans.  Certain risks associated with Guaranteed Loans are similar to the risks of senior secured floating rate bank loans, although Guaranteed Loans are generally small business loans whose principal amounts are smaller in size than senior secured loans, are generally arranged and originated by Lenders under a federal guarantee loan program in which the repayment of  the Guaranteed Portion of the gross principal loan amount, as well as accrued interest, is unconditionally guaranteed by the full faith and credit of the U.S. Government and that typically have right to payment senior to most other debts of the Borrower.  In general, credit risk levels of loans or other debt securities, depend upon characteristics of the loans, such as a borrower’s credit worthiness, the collateral securing the loans, the type of business financed, and geographic diversity.  In contrast to senior secured floating rate bank loans, the U.S. federal government bears the credit risk on Loans with explicit federal guarantees which are backed by the “full faith and credit” of the United States government, giving them a credit risk similar to that of a Treasury security.  Thus, a downgrade in the credit rating of the United States government may have an adverse affect on the value of the Loans, which in turn may have an adverse affect on the Fund.

Guaranteed Loans and other debt securities are also subject to the risk of price declines and to increases in prevailing interest rates, although, because their interest rates are adjusted for changes in short-term interest rates, Guaranteed Loans generally have less interest rate risk than other debt securities investments, which are typically fixed rate.  Subject to the 20% limitation referenced above in Investment Policies, all of the Loans that the Fund will invest in will have a floating rate feature under which the rate is adjusted periodically based upon changes in a reference rate such as the Prime rate.  Such adjustments will typically be made monthly or quarterly.  Floating rate Loans minimize the wide fluctuations in capital value that represent the traditional drawback to such long-term investments; but this also means that should interest rates decline, the amount of return the Fund will realize will decline and the Fund will forego the opportunity of capital appreciation on its portfolio investments.

Prepayment. Guaranteed Loans are subject to prepayment risk.  Borrowers may pay back principal before the scheduled due date. Such prepayments may require the Fund to replace a Guaranteed Loan with a lower-yielding security. This may adversely affect the NAV of the Fund’s Shares. To the extent a Loan is prepaid, the Fund may incur a loss of capital with respect to the premium amount over par that the Fund paid for the Loan because the anticipated payments of principal and interest from the Loan may be terminated prior to the full amortization of the premium.  The Loans that the Fund will seek to acquire will, however, typically have prepayment penalties, such as those included in SBA and USDA loans.  Prepayment penalties make these Loans more attractive to investors, as the penalties provide a greater certainty of cash flow during the earlier years of the Loan.  In any event, it may not be possible for all Loans that the Fund will invest in to have prepayment penalties or to accurately predict the level of prepayments by Borrowers, which may have an adverse affect on the amounts realized from Loans.

Administration Risk. Inefficiency of the OTC Market for Government Guaranteed Loans relative to other markets requires significant paper work and administration of loan assets.  The existence of a fiscal and transfer agent in the SBA secondary market may mitigate this issue, but such agents do not exist for other secondary market federal loan guarantee programs.  The Fund’s investments in Guaranteed Loans are typically considered similar in investment grade to that of a U.S. Treasury security and are considered exempt securities because of the Guarantee associated with them.

Liquidity/Restrictions on Resale. Guaranteed Loans may not be readily marketable. Interests in Guaranteed Loans generally are not listed on any national securities exchange or automated quotation system and no active market may exist for many of the Guaranteed Loans in which the Fund may invest. As a result, the ability of the Fund to dispose of its investments in a timely fashion and at a fair price may be restricted. To the extent that a secondary market may exist for certain of the Guaranteed Loans in which the Fund invests, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The Fund has no limitation on the amount of its assets that may be invested in Guaranteed Loans that are not readily marketable or are subject to restrictions on resale. Because a substantial portion of the Fund’s assets will be invested in Guaranteed Loan interests, the ability of the Fund to dispose of its investments in a timely fashion and at a fair price may be restricted, and the Fund and shareholders may suffer capital losses as a result. However, many of the Guaranteed Loans in which the Fund expects to purchase interests are of a relatively small principal amount and are held by a relatively large number of owners which should, in the Investment Adviser’s opinion, enhance the relative liquidity of such interests. The risks associated with illiquidity are particularly acute in situations where the Fund’s operations require cash, such as when the Fund makes a Repurchase Offer for its shares, and may result in borrowing to meet short-term cash requirements.

Borrowing. The Fund is authorized to borrow in an amount up to 331⁄3 % of its total assets (including the amount borrowed). The use of leverage for investment purposes creates opportunities for greater total returns, but at the same time involves risks and additional cost associated with borrowing. Any investment income or gains earned with respect to the amounts borrowed that is in excess of the interest that is due on the borrowing will augment the Fund’s income. Conversely, if the investment performance with respect to the amounts borrowed fails to cover the interest on such borrowings, the value of the Fund’s shares may decrease more quickly than would otherwise be the case and dividends on the Shares could be reduced or eliminated. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for payment to shareholders.

Repurchase Offers. The Fund, as a fundamental policy, will make quarterly repurchases at NAV for 5% to 25% of shares outstanding. See “Periodic Repurchase Offers.” However, the Fund’s shares are less liquid than shares of funds that trade on a stock exchange.  Under limited circumstances, and only pursuant to specified regulatory requirements, the Fund may suspend or postpone a quarterly repurchase offer. There is no guarantee that shareholders will be able to sell all of their shares that they desire to sell in a quarterly repurchase offer.

Legislation; Restrictions. To the extent that legislation or state or federal regulators impose additional requirements or restrictions with respect to the ability of financial institutions to make loans in connection with highly leveraged transactions, the availability of Guaranteed Loan interests for investment by the Fund may be adversely affected. In addition, such requirements or restrictions may reduce or eliminate sources of financing for affected Borrowers. Further, to the extent that legislation or federal or state regulators require such institutions to dispose of Guaranteed Loan interests relating to highly leveraged transactions or subject such Guaranteed Loan interests to increased regulatory scrutiny, such financial institutions may determine to sell Guaranteed Loan interests in a manner that results in a price that, in the opinion of the Adviser, is not indicative of fair value. Were the Fund to attempt to sell a Guaranteed Loan interest at a time when a financial institution was engaging in such a sale with respect to the Guaranteed Loan interest, the price at which the Fund could consummate such a sale might be adversely affected.

Loss of Premium.  Some of the types of Loans the Fund buys may be sold at a premium which is not backed by a U.S. Government guarantee.  Premiums are amortized over the life of the Loan; however, if a Loan should default or be prepaid, the Fund could realize as a loss the unamortized portion of such premium.

Limited Information. The types of Guaranteed Loans in which the Fund will invest historically have not been rated by a nationally recognized statistical rating organization and are considered exempt securities due to their U.S. Government guarantee, have not been registered with the SEC or any state securities commission, nor are they required to be, and have not been listed on any national securities exchange. Although the Fund will generally have access to financial and other information made available to the Lenders in connection with Guaranteed Loans, the amount of public information available with respect to Guaranteed Loans will generally be less extensive than that available for rated, registered or exchange-listed securities. As a result, the Fund is more dependent on the analytical ability of the Adviser than other funds which may be able to rely on more publicly available information.

Non-Diversification.  The Fund has registered as a “non-diversified” investment company so that, subject to its investment restrictions, it will be able to invest more than 5% of the value of its assets in the obligations of any single issuer, including Guaranteed Loans of a single Borrower or from a single lender or Participations purchased from a single Lender.  See “Investment Restrictions in the SAI.”  The Fund does not intend, however, to invest more than 5% of the value of its assets in interests in Guaranteed Loans of a single Borrower, and the Fund intends to limit its investments so as to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a “regulated investment company.”  As a non-diversified fund, the Fund may have a material amount of its investments in the securities of only a few issuers. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more susceptible than a more widely diversified investment company to the consequences of any single corporate, economic, political or regulatory occurrence affecting such issuers.

Other Practices. The Fund may use various other investment practices that involve special considerations, including entering into when-issued and delayed-delivery transactions, engaging in interest rate and other hedging transactions, lending its portfolio securities and entering into repurchase and reverse repurchase agreements. For further discussion of these practices and associated special considerations, see “Investment and Risk Information—Other Investment Practices.”

Affiliation Risk. Although neither the Investment Adviser nor any of its affiliates currently owns or maintains a controlling interest in a bank or non-bank lending institution, and in particular a Lender that is, licensed, or otherwise operates under any of the U.S. Government guaranteed loan programs, the Investment Adviser and or its affiliates may establish, invest in, or come under the control of such a Lender in the future.  Upon the occurrence of such an event, the Fund may be unable to purchase certain Guaranteed Loans from a Lender that it or its affiliates has an ownership or controlling interest in, which participate as Agent or Lender or buyer or seller in the secondary market for Guaranteed Loans, because of regulatory restrictions. The Investment Adviser does not believe that this will have a material effect on the Fund’s ability to acquire Guaranteed Loans consistent with its investment policies.

The Fund has received exemptive relief from the SEC with respect to the Fund’s distribution and service fee arrangements, CDSCs and multi-class structure. As a condition of such relief, the Fund is required to comply with regulations that would not otherwise be applicable to the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund’s financial performance for Class Z (CRA) Shares.  The Fund’s fiscal year runs from January 1 to December 31, unless otherwise indicated.  Certain information in the tables reflects the financial results for a single Fund share.  This information has been derived from the Fund’s financial statements which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm.

Year Ended, December 31,
Class Z (CRA) Share	2008
Net Asset Value, Beginning of Period
Income from Investment Operations
Net investment income
Net realized and unrealized gail/(loss) on
Investments
Total from Investment Operations
Less Distributions Declared to Shareholders
From net investment income
From net realized gains
Total Distributions declared to shareholders
Net Asset Value, End of Period
Total Return
Ratios to Average Net Assets/Supplemental Data
Operating expense
Net investment income
Portfolio turnover rate
Average commission rate paid
Net Assets End of Period (000’s)

DISTRIBUTION OF FUND SHARES

Class of Shares - Class Z (CRA)

This Prospectus applies only to the offering of Class Z (CRA) Shares of the Fund.  The Fund is authorized to issue multiple classes of its shares. Should the Fund determine to offer another class of its securities, it would do so in a separate prospectus.  The Fund may offer additional classes of shares in the future.

Eligible Investors

Only eligible investors may purchase Class Z (CRA) Shares.  Eligible Investors include the following::

●	Clients of broker-dealers or registered investment advisers that both recommend the purchase of Fund shares and charge client an asset-based fee;

●
A retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the Fund or through a third party broker-dealer;

●	Any insurance company, trust company or bank purchasing shares for its own account;

●	Any endowment, investment company or foundation; and

●	Any trustee of the Fund, any employee of Evolution and any family member of any such trustee or employee.

The Fund reserves the right to change the criteria for Eligible Investors.  The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of the Fund and its shareholders.

Fund Distributer

The Fund’s Shares are distributed by ______________________ (address).   ____________is also the Fund’s Transfer Agent and its Custodian.

Periodic Repurchase Offers

The Fund has adopted a fundamental policy to offer each calendar quarter to repurchase at NAV a specified percentage (between 5% and 25%) of the shares then outstanding (“Repurchase Offers”). Repurchase Offers are scheduled to occur on or about the 15th day (or the next business day if the 15th is not a business day) in the months of February, May, August, and November. It is anticipated that normally the date on which the repurchase price of shares will be determined (the “Repurchase Pricing Date”) will be the same date as the deadline for shareholders to provide their repurchase requests (the “Repurchase Request Deadline”) to ____________________ (the Fund’s “Distributor”)., and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the New York Stock Exchange (the “NYSE”) on such date. The Repurchase Pricing Date will occur no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day. Repurchase proceeds will be paid to shareholders no later than seven days after the Repurchase Pricing Date. The end of the seven days is referred to as the “Repurchase Payment Deadline.” See “Periodic Repurchase Offers.”

Dividends and Distributions

Income dividends are normally declared each business day and paid monthly. Capital gains, if any, are distributed at least annually, usually in December. Income dividends and capital gains distributions may be received in cash or reinvested in additional full and fractional shares of the Fund.

Minimum Investment

The minimum initial investment is $250,000 and the minimum subsequent investment is $100,000. The Fund reserves the right to change the investment minimums and to refuse a purchase order for any reason.

Portfolio Transactions

To the extent permitted by law and in accordance with the procedures established by the Fund’s Board of Trustees, the Fund may engage in brokerage transactions with brokers that are affiliates of the Investment Adviser or of the Fund, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Investment Adviser or the Fund.

The Investment Adviser and its affiliates manage other accounts, including private funds and individual accounts.  Prior to the offering of the Fund, the Investment Adviser has not managed a registered fund.  Although investment decisions for the Fund are made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Fund, including investments in different levels of the capital structure of a company, such as equity versus debt obligations, such as Guaranteed Loans, or that take contrary provisions in multiple levels of the capital structure.

The Investment Adviser has a Code of Ethics  including policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Fund and one or more of such other accounts is prepared to invest in, or desires to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Fund and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Fund and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Fund, in some cases these activities may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

THE FUND

Evolution U.S. Government Guaranteed Floating Rate Loan Fund (The “Fund”) is a non-diversified, closed-end management investment company organized as a Delaware Statutory Trust on September 9, 2008.  The Fund has registered its Shares under the Securities Act of 1933 and under the 1940 Act.  The Fund is engaged in a continuous public offering of its shares at the next determined net asset value (“NAV”) per share. Our principal office is located at 21 Waterway Avenue, Suite 300, The Woodlands, Texas 77380, and its telephone number is 713-268-1110.

Although the Fund’s NAV per share will vary, the Fund’s policy of acquiring interests in floating or variable rate Guaranteed Loans is expected to minimize the fluctuations in the Fund’s NAV per share as a result of changes in interest rates. The Fund’s NAV may be affected by various factors, including changes in the credit quality of Borrowers and prepayments with respect to Guaranteed Loans in which the Fund invests. Shares of closed-end investment companies may pose greater risk for investors expecting to sell their shares in a relatively short period after completion of the public offering.  (See “Periodic Repurchase Offers”)

 Investment Objectives and Policies

The Fund’s investment objective is to provide (1) a high level of current income, consistent with preservation of capital, and (2) investments that will be deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”). The Fund’s investment objective is a non-fundamental policy, which means that the Board of Trustees of the Fund (the “Board”) can change it without shareholder approval. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective.

The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of interests in CRA-qualifying U.S. Government Guaranteed Loans to small businesses and agricultural Borrowers that operate in a variety of industries and geographic regions throughout the U.S.  The Fund will invest all or substantially all of its assets in U.S. Government Guaranteed Loans guaranteed by the U. S. Small Business Administration (“SBA”) under the SBA 7(a) and other SBA programs, the U.S. Department of Agriculture (“USDA”), and may also consist of other portions of loans that are guaranteed by the full faith and credit of the United States Government under various government guaranteed loan programs, the purpose of which is to promote economic development by financing small businesses, farms, and community developments.  The Investment Adviser will also seek to acquire Loans in investor-specified geographical regions and allocate the CRA benefit of those Loans to the investor.

In addition, under normal market conditions, the Fund may invest up to 20% of its total assets in (i) high-quality, short-term debt securities with remaining maturities of one year or less; and (ii) Loans, the interest rates of which are fixed and do not float or vary periodically based upon a benchmark indicator of prevailing interest rates, such as debt obligations originated by lenders under Section 504 of the Small Business Investment Act (“SBA 504”), such as Development Company Participation Certificates (“DCPCs”). For purposes of this 20% limitation, the Fund may invest up to 20% of its total assets in a combination of the above named investment types or up to 20% of its total net assets in any one investment type individually.

The Fund's principal investment strategy with respect to the Class Z (CRA) Shares is to invest in Guaranteed Debt Obligations that will cause shares of the Fund to be deemed to be qualified under the CRA, so that financial institutions that are subject to the CRA may receive lending test and or investment test or similar credit under the CRA with respect to shares of the Fund held by them, while also providing investors a return based on the performance of the entire portfolio of Guaranteed Debt Obligations of the Fund.  The Investment Adviser believes that securities held by the Fund will provide returns that are competitive with those of similar securities that are not CRA-qualified.

The Fund may invest in certificates of deposit that are insured by the FDIC and are issued by financial institutions that are (1) certified as Community Development Financial Institutions or (2) minority- or women-owned and primarily lend or facilitate lending in low-and moderate income (“LMI”) areas or to LMI individuals to promote community development. The Fund may also invest in certain securities issued by the Government National Mortgage Association (“Ginnie Mae”).

The Fund may borrow an amount up to 331⁄⁄3% of its total assets (including the amount borrowed) for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The use of borrowing for investment purposes increases both investment opportunity and investment risk.

The Fund may vary its investment objective and policies for temporary defensive purposes during periods in which the Investment Adviser believes that conditions in the securities markets or other economic, financial or political conditions warrant and in order to keep the Fund’s cash fully invested, including during the period in which the net proceeds of the offering are being invested. Under such conditions, the Fund may invest up to 100% of its total assets in fixed rate investment grade debt securities, including high grade short term debt securities, or may hold its assets in cash. The yield on such securities may be lower than the yield on the floating rate debt securities in which the Fund normally invests. The Fund may not achieve its investment objective when it does so.

The foregoing percentage limitations and ratings criteria apply at the time of purchase of securities.

Community Development Entity

The Community Development Financial Institutions Fund (the “CDFIF”) was established by the Riegle Community Development and Regulatory Improvement Act of 1994.  The CDFIF’s mission is to increase the capacity of financial institutions to provide credit, capital and financial services to underserved markets in the United States.  The CDFIF achieves this mission by directly investing and supporting Community Development Financial Institutions (“CDFIs”), Community Development Entities (“CDEs”) and other financial institutions through four programs: (1) the CDFI Program; (2) the Bank Enterprise Award Program; (3) the Native American CDFI Assistance Program; and (4) the New Markets Tax Credit Program (“NMTC”).

The CDFI Program

Under the NMTC Program, taxpayers may claim credit against Federal income taxes for Qualified Equity Investments made to acquire stock or other capital interests in designated CDEs.  Substantially all of the Qualified Equity Investments must be used by the CDE to, among other things, make loans to, or equity investments in, qualified businesses or CDEs operating in Low-Income Communities (“LICs”).  The investor (either the original purchaser or a subsequent holder) receives a tax credit for a seven-year period equal to five percent of the total amount paid for the stock or capital interest, at the time of purchase, for each of the first three years, and six percent annually for the remaining four years.

The CDFIF allocates NMTC authority to both for-profit and non-profit CDEs through a competitive annual application process pursuant to a Notice of Allocation Availability (“NOAA”) published in the Federal Register.  For-profit CDE NMTC Allocation awardees can provide their investors the tax credit in exchange for stock or capital interests.  For-profit and non-profit entities that do not apply to the CDFIC for NMTC Allocations may obtain CDE certification in order to receive Qualified Low-Income Community Investments from a for-profit CDE NMTC Allocation recipient.

The Fund has been certified as a CDE under the NMTC of the CDFIF.  The Fund presently does not intend to apply to the NMTC for an NMTC Allocation.

In seeking its CDE certification, the Fund submitted a CDE Certification Application to the CDFIF.  To qualify as a CDE, the Fund at the time of application submission had to:

•	Be a legally established entity and a domestic (U.S.) corporation or partnership for Federal tax purposes;

•	Have a primary mission of serving or providing investment capital to LICs or Low-Income Persons; and

•	Establish accountability to LICs through representation on its governing or advisory board.

Each CDE NMTC Allocation awardee, as well as CDEs that are recipients of Qualified Low-Income Community Investments (“QLICIs”) from other CDEs, may be required to annually certify to the CDFIF that it continues to meet the Primary Mission and Accountability requirements.  See “Statement of Additional Information.”

How the Fund Invests

CRA Considerations

The Community Reinvestment Act (“CRA”), enacted by Congress in 1977 (12 U.S.C. 2901) and implemented by Regulations 12 CFR parts 25, 228, 345, and 563e, is intended to encourage depository institutions to help meet the credit needs of the communities in which they operate, including low- and moderate-income ("LMI") neighborhoods, consistent with safe and sound banking operations.

The CRA requires that each FDIC-insured depository institution's record in helping meet the credit needs of its entire community be evaluated periodically. That record is taken into account in considering an institution's application for deposit facilities, including mergers and acquisitions. CRA examinations are conducted by the federal agencies that are responsible for supervising depository institutions: the Board of Governors of the Federal Reserve System (the “FRB”), the Federal Deposit Insurance Corporation (“FDIC”), the Office of the Comptroller of the Currency (“OCC”), and the Office of Thrift Supervision (“OTS”).

Each agency has promulgated substantially similar rules for evaluating and rating an institution's CRA performance which, as the following summary indicates, vary according to an institution's asset size and business strategy.  Effective July 1, 2007, the OTS substantially conformed its CRA regulations to those of the FRD, OCC, and FDIC.  An institution's CRA performance can also be adversely affected by evidence of discriminatory credit practices regardless of its asset size.

Retail Institutions

•
Large Banks - Institutions with assets of $1.033 billion or more receive an overall CRA rating based on their performance on three tests: lending, investment, and service. The investment and service tests each comprise 25 percent of a Large Bank's overall CRA rating.

•
Intermediate Small Banks - Institutions with assets of at least $258 million and less than $1.033 billion receive an overall CRA grade based on their performance on two tests: lending and community development. The community development test considers an Intermediate Small Bank's qualified investment, community development loan, and community development service activities.

•	Small Banks - Institutions with assets of less than $258 million are subject only to a lending test but can use qualified investments to enhance their overall rating.

The above dollar figures, effective January 1, 2007, are annually adjusted based on the Consumer Price Index for Urban Wage Earners and Clerical Workers.

Wholesale or Limited Purpose Institutions

Institutions that are designated by their primary regulator as limited purpose or wholesale for CRA purposes can elect to be evaluated partially or totally on their qualified investment performance.

 CRA Qualified Investments.   In general, qualified investments are required to be responsive to the community development needs of a financial institution's delineated CRA assessment area.  This assessment area may be a locale, or a broader statewide or regional area that includes the institution’s assessment area.   For an institution to receive CRA credit from the FRB, the OCC, the FDIC or the OTS it must demonstrate that it has made a certain level of qualified investments.

In order for an institution to receive CRA credit on account of ownership of the Fund's shares, the Fund must hold CRA-qualifying investments that relate to the institution's assessment area. Institutions that have been designated by their regulators as "wholesale" or "limited purpose" under the CRA may receive credit for qualified investments wholly outside of their assessment area, provided they have otherwise adequately addressed their assessment area needs. Although each shareholder of the Fund (including the holders of Class A and Class C Shares of the Fund, which are offered in separate prospectuses) will indirectly own an undivided interest in all the Fund's investments, the Fund will designate specific securities to specific financial institutions holding Class Z (CRA) Shares of the Fund for CRA-qualifying purposes.  Class Z (CRA) Shares of the Fund are the only shares of the Fund for which the Fund will designate specific securities to specific financial institutions for CRA-qualifying purposes.

Although investments may not typically be designated as CRA-qualifying at the time of issuance by any governmental agency, the Investment Adviser believes that the Fund’s investments in Guaranteed Debt Obligations will qualify for CRA under the lending test and, if the Fund is a certified as a CDE, investments in the Fund would qualify for CRA credit under the investment test as well.  Accordingly, the Investment Adviser will continually evaluate whether each potential investment may be CRA-qualifying with respect to a specific financial institution shareholder. The final determinations that securities are CRA-qualifying are made by the federal and, where applicable, state bank supervisory agencies during their periodic examinations of financial institutions. There is no assurance that the agencies will concur with the Investment Adviser's evaluation of securities as CRA qualifying.  If the Investment Adviser learns that a security acquired for CRA purposes is not likely to be deemed CRA-qualifying, for example due to a change in circumstances pertaining to the security, ordinarily the Fund would sell that security and attempt to acquire a replacement security that the Investment Adviser deems CRA-qualifying.

In determining whether a particular investment is qualified, the Investment Adviser will assess whether the investment has as its primary purpose community development. The Investment Adviser will consider whether the investment: (1) provides affordable housing for LMI individuals; (2) provides community services targeted to LMI individuals; (3) funds activities that (a) finance small businesses or farms that meet the size eligibility standards of the Small Business Administration's Development Company or Small Business Investment Company programs or have annual revenues of $1 million or less and (b) promote economic development; or (4) funds activities that revitalize or stabilize LMI areas, designated disaster areas, or nonmetropolitan middle income areas that have been designated as distressed or underserved by the institution's primary regulator.

An activity may be deemed to promote economic development if it supports permanent job creation, retention, and/or improvement for persons who are currently LMI, or supports permanent job creation, retention, and/or improvement in LMI areas targeted for redevelopment by federal, state, local, or tribal governments. Activities that revitalize or stabilize an LMI geography are activities that help attract and retain businesses and residents. The Investment Adviser maintains documentation, readily available to a financial institution or an examiner, supporting its determination that a security is a qualifying investment for CRA purposes.

There may be a time lag between sale of the Fund's shares and the Fund's acquisition of a significant volume of investments in a particular geographic area.  The length of time will depend upon the depth of the market for CRA-qualified investments in the relevant areas. In some cases, the Investment Adviser expects that CRA qualified investments will be immediately available. In others, it may take weeks or months to acquire a significant volume of CRA-qualified investments in a particular area. The Investment Adviser believes that investments in the Fund during these time periods will be considered CRA-qualified, provided the purpose of the Fund includes serving the investing institution's assessment area(s) and the Fund is likely to achieve a significant volume of investments in the region after a reasonable period of time. As the Fund continues to operate, it may dispose of securities that were acquired for CRA-qualifying purposes, in which case the Investment Adviser will normally attempt to acquire a replacement security that would be CRA-qualifying.

Guaranteed Loans. Guaranteed Loans are business loans that are generally arranged and originated by bank and non-bank Lenders throughout the U.S. under a federal guarantee loan program in which the repayment of a portion of the gross principal loan amount, typically from 75% to 90% depending on the particular loan program, as well as accrued interest, is unconditionally guaranteed by the full faith and credit of the U.S. Government.  These Guaranteed Loans that the Fund will invest in, consist of the Guaranteed Portion of floating-rate loans guaranteed by the United States Small Business Administration (“SBA”) under the SBA 7(a) and 504 loan programs, and the U.S. Department of Agriculture (“USDA”) loan programs, and may also consist of other portions of loans that are guaranteed by the full faith and credit of the United States Government under various government guaranteed loan programs, the purpose of which is to promote economic development by financing small businesses, farms, and community developments.  These Loans are originated by lenders throughout the United States, which have been certified under the various government guarantee loan programs.

Secondary Market for Loans.  An active secondary market for buying, selling and trading the Guaranteed Portion of U.S. Government Guaranteed Loans exists.  The Fund will evaluate investment in Loans from all the various U.S. Government guarantee loan programs, and in particular, will focus on SBA and USDA Loans.

Small Business Administration Loans.  For example, Section 7(a) of the Small Business Act as amended   (the “SBA Act”) (15 U.S.C. § 636 (a)), since its enactment in 1958 (Pub. L. 85-536), has authorized the SBA to guarantee the repayment of portions of loans made by participating lenders.  The SBA guaranty currently cannot exceed an amount of approximately $1.7 million, or equivalent to a maximum of 85% of a maximum loan amount of US $2 million.  As described in SBA regulations (13 C.F.R. § 120.3-3), a guaranteed loan is made by a lender to a small business under a guaranty agreement between the lender and the SBA.  “The Lender advances the total funds for the loan and SBA agrees to purchase, upon demand by the Lender and subject to specific conditions, an agreed portion of the outstanding balance of the loan.”

Guaranteed Loans in which the Fund will invest generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium, although the Fund may invest up to 20% of its total assets in fixed rate Guaranteed Loans. These base lending rates generally are the prime or base lending rate (“Prime Rate”) offered by one or more major United States banks or other standard lending rates used by commercial lenders, such as the London Interbank Offered Rate (“LIBOR”). LIBOR, as provided for in loan agreements, is an average of the interest rates quoted by several designated banks as the rates at which such banks would offer to pay interest to major financial institution depositors in the London interbank market on U.S. dollar denominated deposits for a specified period of time.

The SBA secondary market for Government Guaranteed Loans was established pursuant to the Small Business Secondary Market Improvements Act of 1984, as amended. This market was created to increase the attractiveness of small business lending to the lending community. Through the Secondary Market, Lenders are able to sell the guaranteed portion of SBA guaranteed loans to investors and thereby improve their liquidity and increase their yield on the un-guaranteed portion of SBA loans.

The Secondary Market in the Guaranteed Portions of loans guaranteed by the SBA is administered by the SBA and its designated Fiscal and Transfer Agent (“FTA”), Colson Services Corp. (“Colson”), a wholly-owned subsidiary of The Bank of New York Mellon.  All financial settlement functions for the SBA 7(a) Secondary Market program are handled by the FTA for primary issuance transactions, and administered by the FTA for any subsequent transfers.

A Lender will sell the Guaranteed Portion of each SBA 7(a) loan, after it and the buyer reach an agreement on price, by way of a tri-party agreement that is entered into by and among the Lender, the investor and the SBA is known as the Secondary Participation Guaranty and Certification Agreement (“SBA Form 1086”).  , in which the rights and responsibilities of the Lender, investor, the FTA, and SBA in the sale transaction are delineated.  The FTA converts the government guaranteed portion of each SBA 7(a) loan portion sold, in to an SBA Guaranteed Interest Certificate (each, a "Guaranteed Interest Certificate") and otherwise handles all financial settlement/documentation functions for the SBA 7(a) Secondary Market.

The FTA is responsible for forwarding all interest and principal payments for each Guaranteed Interest Certificate and or Pool, to its respective registered holder, typically on a monthly basis. Each Guaranteed Interest Certificate represents the U.S. government guaranteed portion of an SBA 7(a) loan; unpaid principal and accrued interest payments for the outstanding principal amount of each Guaranteed Interest Certificate and or Pool are backed by the unconditional, full faith and credit of the U.S. Government.

The floating-rate SBA Loans that the Fund will purchase have coupons indexed to Prime plus a spread (currently a maximum of 275 basis points).  When the loans are converted into Guaranteed Interest Certificates, certain fees required to sell the guaranteed portions into the Secondary Market reduce the gross coupon.  These fees include: (i) 100 basis points to originating bank for the ongoing servicing of the loan (minimum, can be higher); (ii) currently 49.5 basis points for the SBA; and (iii) 12.5 basis points for Colson as FTA.

In addition, the SBA Secondary Market provides a hedge against future liquidity problems for lenders because the guaranteed portion of an SBA guaranteed portfolio may be readily sold by the lender. The SBA Secondary Market also allows a lender to meet the credit needs of a local small business community by importing capital from other parts of the country.

The SBA guarantees to purchase from the registered holder the guaranteed portion of the loan for an amount equal to the guaranteed percentage of unpaid principal and accrued interest due on the Loan as of the date of purchase by SBA, less deduction for the Lender’s and the FTA’s servicing fees, as described above.  SBA’s guarantee to the registered holder shall become effective in the event the Borrower fails for 60 days to make scheduled payments of principal and interest due on the Loan or the Lender fails to remit to the FTA payments received from the Borrower.  SBA also guarantees to forward to the registered holder any such payments that the FTA fails to remit to the registered holder.  SBA’s guarantee to such holder is unconditional and is backed by the full faith and credit of the U.S.  SBA does not guarantee timely payment on individual guaranteed portions.

The Guaranteed Interest Certificates on individual SBA loans must be based on and backed by the SBA guaranteed portion of loans under arrangements satisfactory to SBA.  Each loan must be (a) in a current status at the time it is initially sold into the secondary market and (b) guaranteed under the SBA Act, as amended.

In these cases, the Lender sells the Guaranteed Portion of an SBA loan separately to an investor.  There is only one investor per loan.  The Lender receives the payment from the Borrower, forwards the payment to the FTA, which forwards the payment to the investor.  If the Borrower does not make the payment for a particular month, the investor does not receive a check.  If the Borrower remains delinquent for 60 days, the FTA, on behalf of the investor, may demand that either the originating Lender or SBA purchase the guaranteed portion of the loan.   The Lender selling a Guaranteed Portion of an SBA loan remains responsible for all facets of loan servicing and handles all contact with the Borrower. In any event, the Fund, as an investor in an SBA Guaranteed Loan will receive repayment of the outstanding balance of the Loan, in addition to accrued interest, up to the date of default or pre-payment of the Loan.

Restrictive Covenants. In addition to the unconditional full faith and credit guarantee of the U.S. Government, Guaranteed Loans generally are secured by specific collateral and assets of the Borrower pursuant to the loan underwriting guidelines of the particular federal loan guarantee program. Loan Agreements may also include various restrictive covenants designed to limit the activities of the Borrower in an effort to protect the right of the investors in the guaranteed portion of these loans, to receive timely payments of interest on and repayment of principal of the Guaranteed Loans. Restrictive covenants may include prepayment penalty provisions and typically include restrictions on dividend payments, specific mandatory minimum financial ratios, limits on total debt and other financial tests. Breach of such a covenant, if not waived by the Lenders, is generally an event of default under an applicable loan agreement and may give the Lenders the right to accelerate principal and interest payments. The Adviser will consider the terms of restrictive covenants in deciding whether to invest in Guaranteed Loans for the Fund’s investment portfolio. When the Fund holds a Participation in a Pool of Guaranteed Loans, it may not have the same rights as if it held an individual Guaranteed Interest Certificate.  Lenders allowing a potential waiver of a restrictive covenant, such as a deferment of principal payments as allowed for under the Secondary Participation Guaranty and Certification Agreement (“SBA Form 1086”) for an SBA Loan, may have interests different from those of the Fund, and such Lenders will not consider the interests of the Fund in connection with their election to certain of their rights.

Pools and Pool Participations. The Fund may invest in Pools and or Pool Participations in pools of Guaranteed Loan (referred to as “Pools,” “Pool Participations,” or “Guaranteed Loan Pools”) and may purchase Assignments of portions of Guaranteed Loan Pools from third parties. The Fund may invest up to100% of its assets in Pool and or Pool Participations.  Pools are based on and backed by the SBA Guaranteed Portion of Loans that are guaranteed under the SBA 7(a) program; loans approved under SBA Section 503 and 504 are ineligible for pooling.

Pools are assembled by third party financial institutions, which are typically organizations regulated by a State or Federal financial regulatory agency, regulated by the SBA, or are a member of the Financial Industry Regulatory Authority (“FINRA”) (formerly the National Association of Securities Dealers (“NASD”)) and meet certain regulatory net capital requirements, and other requirements, such as Federal or State-chartered banks and S&L institutions, insurance companies, credit unions, Small Business Lending Companies and broker/dealers.  An entity desiring to be a pool assembler (“Pool Assembler”) must first apply to SBA for approval.  After receiving such designation, the Pool Assembler collects loans to be placed in the Pool.  Once this process is complete, the Pool Assembler submits an application form to the FTA, along with the required supporting documentation.  Once the FTA has ascertained that the supporting documentation is correct and that the Pool meets the requirements as to the minimum number of Guaranteed Portions, minimum aggregate dollar amount of a Pool, minimum certificate size, and maximum permitted variation in note interest rates and terms to maturity, the FTA will issue the certificates representing interest(s) in the Pool, in the amounts requested by the Pool Assembler.  Pool Assemblers who wish to hold the Pool for their own investment portfolios will have certificates issued in their own names.  Pool Assemblers who have sold fractional (Participations) or whole interests will have certificates issues in the buyer’s name.  Registered holders may sell their interests by completing the transfer form on the back of the certificate, and remitting the certificate to the FTA, which will issue a new certificate to the purchaser.

Pools must meet certain requirements of the SBA, as follows: (i) minimum of four (4) underlying Loans in each Pool; (ii) minimum of one million dollars as aggregate balance of each Pool; (iii) all Loans must float on the same basis (i.e., all quarterly or all monthly, indexed to low Wall Street Journal prime only); (iv) all Pools issued prior to October 2005, the shortest loan maturity was 70% of the longest loan maturity; (v) the largest underlying Loan in the Pool cannot comprise more than 25% of the Pool (principal amount); (vi) the underlying Loans must be in current status, this is the loan repayment category in which no payment is no more than 29 days past due (e.g., pool issue month of 3/1,loan interest paid to must be at least 1/1); (vii) the difference between the gross rates on the Loans can be no more than 2%; (viii) if one Loan in a variable rate Loan pool has an interest rate cap, the Pool as a whole must have a cap, equal to the lowest Loan cap; (ix) if all of the Loans in a variable rate Loan pool have an interest rate floor, the Pool as a whole must have a floor, equal to the lowest Loan floor; (x) if at least one of the Loans in a variable rate loan pool does not have an interest rate floor, then the Pool as a whole will not have a floor; (xi) Pool certificates will reflect the appropriate cap and/or floor designation associated to a respective Pool. Should a Pool have a cap, and no floor, as determined by the above parameters, the certificate will reflect: Cap 13.0%, Floor none; (xii) the rate on a Pool certificate (Pool rate) must be equal to the lowest net rate (the rate of interest, net of fees), on an individual Guaranteed Portion in the Pool; (xiii) if a Loan’s net rate is higher than a Pool rate, the Pool Assembler can take an Originator Fee on the loan to adjust the net rate to the Pool rate, but only if an Originator Fee is not currently being taken; (xiv) the maturity date on a Pool is the 25th of the month following the loan with the longest maturity.

Originator Fees (Interest-Only Strip) for SBA Loans. Typically all SBA prime-based variable rate Loans are originated at 100 to 275 basis points over the prime rate published in the Wall Street Journal ("Prime"). The maximum rate that can be charged on most SBA fixed rate Loans is 275 basis points above the current prime rate. When the Guaranteed Portion of a Loan is sold in the secondary market, the Lender retains a servicing fee typically greater than or equal to 100 basis points, making the maximum rate that can be offered for sale on a variable rate Loan Prime + 1.75%. The initial purchaser can securitize the Guaranteed Portion of a loan into an individual Guaranteed Interest Certificate through the FTA at this rate, less the FTA's fee and the SBA's program fee. The purchaser also may "strip" a portion of the interest rate from the guaranteed loan portion, creating what is called an originator fee or interest-only strip (“Originator Fee,” or “Interest-only Strip”), and securitize the Guaranteed Loan Portion at a lower interest rate.

Each originator fee is evidenced by a Confirmation of Originator Fee ("COOF"), which constitutes the rights of the registered holder to receive a designated portion of each interest payment received on a specific Guaranteed Interest Certificate. Subsequent purchasers of Guaranteed Interest Certificate may also strip originator fees from certificates registered in their name by presenting the Guaranteed Interest Certificate and a Notice of Originator Fee to the FTA through a Pool Assembler. However, the FTA recognizes only one Originator Fee holder per Guaranteed Interest Certificate. For Guaranteed Interest Certificate, an Originator Fee represents the difference between the Borrower's interest rate and the interest rate payable on the Guaranteed Interest Certificate, less the Lender's servicing fee, the FTA's fees and the SBA's program fee.

Initially, the Originator Fee concept was developed from the SBA's pooling program, which was enacted in 1984. Many purchasers of the Guaranteed Portions of SBA Loans and/or Guaranteed Interest Certificate are also SBA Pool Assemblers, who create Pools from Guaranteed Interest Certificate with similar characteristics. SBA's guidelines for creating Pool securities require that the rate of interest on the pool equal the net interest rates of the SBA loan certificates comprising the pool. To enable pool assemblers to combine similar Guaranteed Interest Certificate with different net interest rates in the same Pool, the Pool Assembler may retain a varying portion of each of the underlying Guaranteed Interest Certificates' net interest rate, thus creating Originator Fees. These Originator Fees provide a means of establishing a single net interest rate for the Pool. For pooling purposes, an Originator Fee(s) represents the difference between the interest rate payable on the Pool and the interest rate on the Guaranteed Interest Certificate (s) at the time of Pool formation (if it is greater than the Pool rate), less the FTA's fee for servicing the Originator Fee.

The interest rate of the Originator Fee can range from a few basis points to over 300 basis points. This range is determined by the interest rate paid by the Borrower and the spread over or under Prime for the respective Pool rate, reduced by the servicing fee retained by the Lender, fees for the FTA and SBA's program fee. For example, a Pool Assembler is the registered holder of six Guaranteed Interest Certificate and plans to package the certificates into a Pool with an interest rate of Prime. Five certificates have an interest rate of Prime; one certificate has an interest rate of Prime + .875%, hence one Originator Fee has to be created. The Pool Assembler will "strip" 7/8 of 1% (less the FTA's fee) from this Guaranteed Interest Certificate so that the underlying Loans all have the same net interest rate, which equals the Pool rate of Prime.

The initial issuance of a COOF to a holder is determined by the registered holder of the Guaranteed Interest Certificate or by the Pool Assembler creating an Originator Fee, said holder being themselves or another holder its designates. COOFs are freely transferable and must be presented to the FTA for transfer.  On the fifteenth of each month, or the next business day thereafter if the fifteenth is not a business day, the FTA mails to the registered holder of a COOF one check and statement. The statement delineates payment information for each Originator Fee owned, assuming that the FTA received a payment on the Guaranteed Loan Portion to which the Originator Fee belongs. For payments not received by the FTA before the thirteenth of the month ("late payments"), the registered holder of a COOF is mailed its check and statement within two business days of the FTA's receipt of immediately available funds for said late payment.  Timely payment of the interest is not guaranteed on COOFs; however, delinquencies do not generally continue for more than 60 days without causing the SBA to repurchase the Guaranteed Portion of the Loan. Inasmuch as COOFs constitute a portion of the interest payments on SBA Guaranteed Loan portions, SBA guarantees payment on Originator Fees. That is, the SBA guarantees ultimate payment of interest to the registered holder of a COOF, and the full faith and credit of the United States Government supports such guarantee. However, the ultimate payment of interest in the case of prepayment or default is limited to a specified time period, as stipulated in SBA Form 1086.

United States Department of Agriculture Loans.

The USDA has several guaranteed loan programs in which a secondary market for Government Guaranteed Loans exists.  This market was created to increase the attractiveness of rural business, housing and community facilities, and agricultural/farm-related lending to the lending community. Through the Secondary Market, Lenders are able to sell the guaranteed portion of USDA guaranteed loans to investors and thereby improve their liquidity and increase their yield on the un-guaranteed portion of USDA loans.

The USDA guaranteed loan programs that the Fund will evaluate investing in, include the following:

Rural Development

A.	Rural Business - Cooperative Services (“RBS”)
B & I Loans (Business and Industry)

B.	Rural Housing Service (“RHS”)
Community Programs (“CP”)

Farm and Foreign Agricultural Services

A.	Farm Service Agency’s (“FSA”)
1. Farm Ownership (“FO”)
2. Operating Loans (“OL”)

The Secondary Market in the Guaranteed Portions of loans guaranteed by the USDA is administered by the USDA.  Unlike the Secondary Market for SBA loans, there is no mandated FTA by the USDA.  However, on an optional basis, the Secondary Market activity of certain guarantee loan programs of the USDA may be administered on behalf of the USDA through Colson for the benefit of investors in the Guaranteed Portions.  Colson is commonly designated by an investor to serve as its Secondary Market FTA for Guaranteed Portions of USDA loans purchased in the Secondary Market. As designated FTA, Colson provides Lenders with a standard remittance form to help facilitate payment pass-through and reporting for USDA-guaranteed loans sold in the Secondary Market.

Accordingly, certain financial settlement functions for the USDA Secondary Market program may be handled by the FTA for primary issuance transactions, and administered by the FTA as paying agent for investors and for any subsequent transfers at the option of investors.  A Lender will sell the Guaranteed Portion of each USDA loan, after it and the buyer reach an agreement on price by way of a tri-party agreement that is entered into by and among the Lender, the investor and the USDA and other forms required for good delivery.  Depending on the particular USDA guaranteed loan program, this agreement is known as the Assignment Guarantee Agreement (“Form RD 449-36”) for RBS guaranteed loans and Assignment of Guarantee agreement (“Form FSA-2242”) for FSA guaranteed loans.

As it relates to RBS guaranteed loans, the FTA may then convert the government guaranteed portion of the USDA loan portion sold, in to a USDA RBS Guaranteed Interest Certificate ("RBS Guaranteed Interest Certificate") and otherwise handles all financial settlement/documentation functions associated with the transaction.

If the USDA Assignment Guarantee Agreement for a sold Loan indicates CDR & Co. (the nominee name for Colson Services Corp.) as assignee or holder, Colson is acting as the investor’s Secondary Market agent. When payments are collected from Borrowers, the Lender must pass-through the Secondary Market portion of those payments to Colson, along with a completed remittance form. To allow for the proper posting of USDA loan payments to the guaranteed portions Colson is servicing, Lenders are required to forward payment remittance information with any payment remitted to Colson.  Colson is responsible for forwarding all interest and principal payments for each RBS Guaranteed Interest Certificate to its respective registered holder, typically on a monthly basis. Each RBS Guaranteed Interest Certificate represents the U.S. government guaranteed portion of an RBS guaranteed loan; unpaid principal and accrued interest payments for the outstanding principal amount of each RBS Guaranteed Interest Certificate are backed by the unconditional, full faith and credit of the U.S. Government.

Alternatively, an investor can elect not to use Colson as the FTA for the respective USDA guaranteed loans and undertake to work directly with the Lender and USDA directly.

Rural Business-Cooperative Service ("RBS") is the official, legal name of the Federal agency within USDA Rural Development, responsible for administering various economic development programs to rural communities in the U.S. and its territories. Because RBS's organization is closely aligned with two other agencies, Rural Housing Service (“RHS”) and Rural Utilities Service (“RUS”), it is commonly referred to as USDA Rural Development, Business & Cooperative Programs. The mission of the RBS is "to enhance the quality of life for rural Americans by providing leadership in building competitive businesses including sustainable cooperatives that can prosper in the global marketplace."

The RBS programs meet these goals by:

•	Investing financial resources and providing technical assistance to businesses and cooperatives located in rural communities.

•	Establishing strategic alliances and partnerships that leverage public, private, and cooperative resources to create jobs and stimulate rural economic activity.

In addition to supporting rural business, economic, and cooperative development, RBS has become increasingly involved in renewable energy and value-added agriculture since the enactment of the Farm Security and Rural Investment Act of 2002.

RBS is headed by an "Administrator". This Administrator reports directly to the Undersecretary for Rural Development, who in turn reports to the Secretary of Agriculture. All three posts are appointed by the President of the United States. Business & Cooperative Programs staff are headquartered in Washington, DC, but the Agency has a presence in every state and US territory. Typically, there is a Business & Cooperative Program section associated with each USDA Rural Development State Office. These State Offices and their subordinate Area Office staff are responsible for most program delivery.  The Guaranteed loans programs of the RBS are "lender-driven" programs, whereby business loans (generally made by commercial banks) receive a Federal loan guarantee. The guarantee is designed to support and incentivize rural business lending and to support rural job creation and retention. The primary program in this category is the Business & Industry (B&I) guaranteed loan program.

Community Programs, a division of the Housing and Community Facilities Programs, is part of the USDA’s Rural Development mission. Community Programs administers programs designed to develop essential community facilities for public use in rural areas. A broad range of community facilities are eligible for guaranteed loans.  These include, but are not limited to, community health services (such as health clinics, assisted-living facilities, hospitals, nursing homes, and medical and vocational rehabilitation centers); fire, rescue, and public-safety facilities (such as police cars, fire trucks, communication centers, and police stations); educational and cultural facilities (such as schools, libraries, art museums, and theaters); transportation facilities (such as airports, municipal garages, street improvements, rail, or bus service); community support services (such as child or adult day care and business incubators); and public buildings and improvements (including community and multipurpose centers). Through its Community Programs, the USDA’s objective is to ensure that such facilities are readily available to all rural communities. Community Programs utilizes three flexible financial tools to achieve this goal: the Community Facilities Guaranteed Loan Program, the Community Facilities Direct Loan Program, and the Community Facilities Grant Program.

Rural Development -Community Facilities Guaranteed Loan Program

USDA Rural Development (“RD”) provides a credit enhancement to help finance community facilities in rural areas.  Through the Community Facilities Guaranteed Loan Program, RD guarantees up to 90 percent of loss of principal and interest on loans and bonds made to develop or improve essential community facilities in rural areas.  The guaranteed portion is backed by the full faith and credit of the U.S. government and can be sold on the secondary market.  An Assignment of Guarantee, representing the guaranteed portion is issued by the Rural Housing Service of USDA RD; and the agency pays all principal and interest in the event of a loss.  The non-guaranteed portion absorbs the loss, if any.  Overall, USDA guarantees up to 90% of any loss of principal or interest.  The guarantee fee is 1% of the guaranteed portion of the loan and is paid by the Lender of Record, or may be passed on to the Borrower.

The Community Facilities Guaranteed Loan program is Lender-driven.  Eligible Lenders of Record include Federal or State chartered banks, thrifts, the Bank for Cooperatives, National Rural Utilities Cooperative Finance Corporation, Farm Credit System, insurance companies regulated by a State or National insurance regulatory agency, and State bond banks or State bond pools.  Eligible Lenders of Record must be subject to credit examination and supervision by an appropriate agency of the U.S. or a State that supervises and regulates credit institutions.  A Lender of Record must have the capacity and authority to adequately service Loans through maturity for which a guarantee is requested.  Under some circumstances, non-traditional Lenders may be deemed eligible to participate.

The Lender of Record makes the application for a loan guarantee and, if approved, makes and services the Loan.  Should a loss occur the guarantee provides for a 90% guaranty of the losses incurred, including interest for 90 days beyond the declaration of default and cost of collection.  The Lender of Record must retain a minimum of 5% of the total Loan amount.  This amount must be part of the non-guaranteed portion of the Loan.  The Lender of Record is responsible for servicing the entire Loan. All projects financed must be based on revenues, taxes, assessments, fees, or other sources of revenues in an amount sufficient to provide for facility operation and maintenance, a reasonable reserve, and debt payment.  The Lender is responsible for determining the credit quality and economic feasibility of the proposed Loan and must address all elements of the credit quality in a written analysis which includes adequacy of equity, cash flow, security, history, and management capabilities.  Lenders of Record use their own forms, loan documents, and security instruments.

There is no maximum loan limit; the amount is determined based upon project feasibility, repayment ability, and reasonable project cost; however, when demand is high, projects requiring less budget authority will take precedence over substantially larger requests. The repayment period is limited to the useful life of the facility, but the maximum term for all Loans in the Community Facilities program is 40 years.  The interest rate may be fixed or variable and is negotiated between the Lender of Record and the Borrower.  The rates may be different for the guaranteed portion of the financing vs. the non-guaranteed portion of the financing; however, the interest rate changes may not exceed reasonable rates for similar non-guaranteed loans.

Security must be sufficient for repayment of the Loan to be reasonably assured from the cash flows of the project and/or supplemented by other revenue streams when considering the integrity and ability of project management, soundness of the project, and the Borrower’s prospective earnings.  All projects financed require a shared first priority lien (in some cases a best available lien) on: (i) the real estate supporting the project, or if a leasehold, a first priority leasehold mortgage; or (ii) the chattels or if a leasehold a first priority leasehold claim.  In some instances the best available lien may be acceptable; (i) inventories and accounts receivable; and or (ii) revenues, taxes, assessments, fees, or other sources of revenues.  Collateral may be shared in pari pasu with other financing for the same project, meaning that the security may be first priority for the benefit of all the financing providers of the project.  Revenue streams (revenues, taxes, assessments, fees, or other revenue streams) must be sufficient to provide for facility operation and maintenance, a reasonable reserve, and debt payment.

Guaranteed Community Facility financings result in positive public relations with the community.  As the Lender is providing financing for community projects, there is a much higher probability for additional financing within the community from business development generated through the infrastructure enhancement and stability. Guaranteed Community Facilities loans are eligible to meet CRA requirements of commercial banks and Savings & Loan institutions.

FSA Guaranteed Loan Program

Guaranteed Farm Ownership (“FO”) Loans may be made to purchase farmland, construct or repair buildings and other fixtures, develop farmland to promote soil and water conservation, or to refinance debt.

Guaranteed Operating Loans (“OL”) may be used to purchase livestock, farm equipment, feed, seed, fuel, farm chemicals, insurance, and other operating expenses. Operating Loans can also be used to pay for minor improvements to buildings, costs associated with land and water development, family living expenses, and to refinance debts under certain conditions.

FSA can guarantee OLs or FO loans up to $949,000 (amount adjusted annually based on inflation).  To qualify for an FSA Guarantee, a loan applicant must:

•	be a citizen of the United States (or legal resident alien), which includes Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa, and certain former Pacific Trust Territories.

•	have an acceptable credit history as determined by the Lender.

•	have the legal capacity to incur the obligations of the loan.

•	be unable to obtain a loan without a guarantee.

•	not have caused FSA a loss by receiving debt forgiveness on more than 3 occasions.

•
be the owner or tenant operator of a family farm after the loan is closed. For an OL, the producer must be the operator of a family farm after the loan is closed. For an FO Loan, the producer needs to also own the farm.

•	not be delinquent on any Federal debt.

Entities (corporations, cooperatives, joint operations, partnerships, trusts, and limited liability companies) and their members/stockholders must meet these same eligibility requirements. The entity must also be authorized to operate a farm or ranch in the State where the land is located.

In addition to meeting the eligibility criteria, the loan applicant must have a satisfactory credit history, demonstrate repayment ability, and provide sufficient security for the loan.

The following actions are usually taken as part of the application process:

•	The loan applicant and lender complete the guaranteed application and submit it to FSA (FSA will assist if needed.)

•	FSA reviews the application for eligibility, repayment ability, security, and compliance with other regulations.

•	FSA approves and obligates the loan.

•	The Lender receives a conditional commitment indicating funds have been set aside, and the loan may be closed.

•	The Lender closes the loan and advances funds to the producer.

•	FSA issues the guarantee.

Repayment terms vary according to the type of loan made, the collateral securing the loan, and the Borrower’s ability to repay. OLs are normally repaid within 7 years and FO loans cannot exceed 40 years.  The Guaranteed loan interest rate and payment terms are negotiated between the Lender and the Borrower. Interest rates on these loans may not exceed the rate charged the Lender's average farm customer. In addition, under the Interest Assistance Program, FSA will subsidize 4 percent of the interest rate on loans to qualifying Borrowers.

Each loan must be adequately secured. Collateral for OLs consists of a first lien on crops to be produced and on livestock and equipment purchased or refinanced with loan funds. A lien may be taken on certain other chattel and real estate property, and an assignment usually will be taken on income such as that from a dairy enterprise. Collateral for FO loans consists of real estate only or a combination of real estate and chattels. FSA staff determines whether the collateral proposed by the lender is adequate.

FSA guaranteed loans are the property and responsibility of the Lender. The Lender makes the loan and services it to conclusion. The FSA guaranteed loans are backed by the full faith and credit of the U.S. If successful, the Borrower is able to repay the loan and no taxpayer money will be used except for administrative expenses. If a loan fails, and the Lender suffers a loss, FSA will reimburse the Lender with Federal funds according to the terms and conditions specified in the guarantee.   In the event that an FSA Loan becomes delinquent or the Borrower defaults, the Lender must notify FSA when a Borrower is 30 days overdue on a payment and is unlikely to bring the account current within 60 days, or if a loan is otherwise a problem. Lenders are encouraged to work with the Borrower to resolve any problems. For most loans, the maximum guarantee is 90 percent. The guarantee percentage will be determined by FSA based on the risk involved in the loan. The Lender may receive a 95 percent guarantee in certain circumstances.

The secondary market for USDA FSA guaranteed loans is a key feature of the FSA guaranteed lending program. The Lender may resell the guaranteed portion of the loan to an investor as described above. The investor then becomes the Holder of the loan, but the original Lender must retain the loan servicing responsibilities.

Ginnie Mae securities and U.S. Treasury bills, notes and bonds are direct obligations of the U.S. Government and are backed by the full faith and credit of the U.S. Government.

The Fund may invest in mortgage-backed securities ("MBSs"), such as those issued by Ginnie Mae, which generally pay monthly payments consisting of both interest and principal.  The value of MBSs is based on the underlying pools of mortgages that serve as the asset base for the securities.  The value of MBSs will be significantly influenced by changes in interest rates because mortgage-backed pool valuations fluctuate with interest rate changes.  Specifically, when interest rates decline, many borrowers refinance existing loans, resulting in principal prepayments which leads to early payment of the securities.  Prepayment of an investment in MBSs can result in a loss to the Fund to the extent of any premium paid for MBSs. In addition, a decline in interest rates that leads to prepayment of MBSs may result in a reinvestment requirement at a time when the interest rate environment presents less attractive investment alternatives.

The Fund may also invest in Federal Housing Administration ("FHA") project loans which are mortgage loans insured by the FHA and supported by the full faith and credit of the U.S. Government.

Certificates of deposit ("CDs") are promissory notes issued by banks and other financial institutions for fixed periods of time at fixed rates of interest. The Fund may invest in CDs issued by Community Development Financial Institutions or other eligible depositories. Early withdrawal of CDs may result in penalties being assessed against the holder of the CD.

Portfolio Maturity. The Fund is not subject to any restrictions with respect to the maturity of Guaranteed Loans held in its portfolio, and Guaranteed Loans usually will have rates of interest that are re-determined either monthly, quarterly, semi-annually or annually. Investment in Guaranteed Loans with longer interest rate redetermination periods may increase fluctuations in the Fund’s NAV as a result of changes in interest rates. The Guaranteed Loans in the Fund’s investment portfolio will at all times have a dollar-weighted average day to reset until the next interest rate redetermination of 90 days or less. As a result, as short-term interest rates increase, interest payable to the Fund from its investments in Guaranteed Loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in Guaranteed Loans should decrease. The amount of time required to pass before the Fund will realize the effects of changing short-term market interest rates on its portfolio will vary with the dollar-weighted average time until the next interest rate redetermination on the Guaranteed Loans in the investment portfolio. The Fund may utilize the investment practices described in this Prospectus to, among other things, shorten the effective interest rate redetermination period of Guaranteed Loans in its portfolio. In such event, the Fund will consider such shortened period to be the interest rate redetermination period of the Guaranteed Loan; provided, however, that the Fund will not invest in Guaranteed Loans that permit the Borrower to select an interest rate redetermination period in excess of one year. Because most Guaranteed Loans in the investment portfolio will be subject to optional prepayment, even if prepayment penalties exist, and there may be significant economic incentives for a Borrower to prepay its loans, prepayments of Guaranteed Loans in the Fund’s investment portfolio may occur.  Accordingly, the actual remaining maturity of the Fund’s investment portfolio invested in Guaranteed Loans may vary substantially from the average stated maturity of the Guaranteed Loans held in the Fund’s investment portfolio. As a result of anticipated prepayments from time to time of Guaranteed Loans in the investment portfolio, based on historical experience, the Adviser believes that the actual remaining maturity of the Guaranteed Loans held in its portfolio will range from approximately 5 to 10 years.

Net Asset Value Fluctuation. When prevailing interest rates decline, the value of a portfolio invested in fixed rate obligations can be expected to rise. Conversely, when prevailing interest rates rise, the value of a portfolio invested in fixed rate obligations can be expected to decline. Although the Fund’s NAV will vary, the Fund’s policy of acquiring interests in floating or variable rate Guaranteed Loans is expected to minimize fluctuations in NAV as a result of changes in interest rates. Accordingly, it may be expected that the value of the Fund’s investment portfolio will fluctuate significantly less than a portfolio of fixed rate, longer term obligations as a result of interest rate changes. However, changes in prevailing interest rates can be expected to cause some fluctuation in the Fund’s NAV. In addition to changes in interest rates, various factors, including prepayments and or defaults by or changes in the credit quality of Borrowers, will also affect the Fund’s NAV. A significant increase in prepayment and or default of Guaranteed Loans or serious deterioration in the credit quality of a Borrower could cause a prolonged or permanent decrease in the Fund’s NAV.

Fees. The Fund may receive various fees in connection with purchasing, selling and holding interests in Guaranteed Loans. The fees normally paid by Borrowers may include prepayment penalties.  Lenders may receive prepayment penalties on certain Guaranteed Loans when a Borrower prepays all or part of a Guaranteed Loan.  If the Loan is an SBA Loan, the Fund will not be entitled to receive any amounts payable as prepayment penalties.  If the Loans is a USDA Loan, then the Fund may receive prepayment penalty fees directly from the Borrower

Prepayments. Pursuant to the relevant Loan agreement, a Borrower may have the option at any time, to prepay the principal amount of a Guaranteed Loan before the scheduled due date, and depending on the type of Guaranteed Loan, may or may not incur a prepayment penalty. In the event that like-yielding loans are not available in the marketplace, the prepayment of and subsequent reinvestment by the Fund in Guaranteed Loans could have a materially adverse affect on the yield of the Fund’s investment portfolio. Prepayments may have a beneficial impact on income due to receipt of prepayment penalties, if any, earned in connection with reinvestment, provided that  there is not an outstanding balance of premium paid for a Guaranteed Loan.

Loss of Premium.  Some of the types of Loans the Fund buys may be sold at a premium which is not backed by a U.S. Government guarantee.  Premiums are amortized over the life of the Loan; however, if a Loan should default or be prepaid, the Fund could realize as a loss the unamortized portion of such premium.

Borrowing. The Fund may borrow in an amount up to 331⁄⁄3% of its total assets (including the amount Borrowed). The Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. To the extent the Fund borrows more money than it has cash or short-term cash equivalents and invests the proceeds in Guaranteed Loans, the Fund will create financial leverage. It will do so only when it expects to be able to invest the proceeds at a higher rate of return than its cost of borrowing. The use of borrowing for investment purposes increases both investment opportunity and investment risk.

Because the management fees paid to the Investment Adviser are calculated on the basis of the Fund’s average daily managed assets, which include the proceeds of leverage, the dollar amount of the fees paid by the Fund to Investment Adviser will be higher (and Investment Adviser will be benefited to that extent) when leverage is utilized. Investment Adviser will utilize leverage only if it believes such action would result in a net benefit to the Fund’s shareholders after taking into account the higher fees and expenses associated with leverage (including higher management fees).

Defensive Investment Policy. If the Investment Adviser determines that market conditions temporarily warrant a defensive investment policy, the Fund may (but is not required to) invest, subject to its ability to liquidate its relatively illiquid portfolio of Guaranteed Loans, up to 100% of its assets in cash and high quality, short-term debt securities. The Fund may also lend its portfolio securities to other parties and may enter into repurchase and reverse repurchase agreements for securities subject to certain restrictions. For further discussion of these investment practices, see “Investment and Risk Information— Other Investment Practices.”

Fundamental Investment Restrictions and Policies. The Fund has adopted a number of fundamental investment restrictions and policies, set forth in the SAI, which may not be changed unless authorized by a shareholder vote. There is no limitation with respect to obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Except for the fundamental investment restrictions and policies set forth as such in the SAI, the Fund’s investment objective and policies are not fundamental policies and accordingly may be changed by the Board without obtaining the approval of shareholders.

Other Investment Practices

The Investment Adviser may use some or all of the following investment practices when, in its opinion, their use is appropriate. These investment practices involve special risk considerations. Although the Investment Adviser believes that these investment practices may further the Fund’s investment objective, no assurance can be given that the utilization of these investment practices will achieve that result.

Structured Notes. The Fund may invest up to 10% of its total assets in structured notes, including “total rate of return swaps” with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of financial leverage, a speculative technique. Leverage magnifies the potential for gain and the risk of loss, because a relatively small decline in the value of a referenced loan could result in a relatively large loss in the value of a structured note. Structured notes are treated as Guaranteed Loans for purposes of the Fund’s policy of normally investing at least 80% of its net assets (plus any borrowings for investment purposes) in CRA-qualifying Guaranteed Loans.

Interest Rate Swaps and Other Hedging Transactions. The Fund may, but is not obligated to, enter into various interest rate hedging and risk management transactions. These interest rate hedging and risk management transactions may be considered to involve derivative instruments. A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives with many different uses. The Fund expects to enter into these transactions primarily to seek to preserve a return on a particular investment or portion of its portfolio. The Fund may also enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate Guaranteed Loans the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of its investment portfolio. In addition, the Fund may also engage in hedging transactions, including entering into put and call options, to seek to protect the value of its portfolio against declines in NAV resulting from changes in interest rates or other market changes. Market conditions will determine whether and in what circumstances the Fund would employ any hedging and risk management techniques. The Fund will not engage in any of these transactions for speculative purposes and will use them only as a means to hedge or manage the risks associated with assets held in, or anticipated to be purchased for, the investment portfolio or obligations incurred by the Fund. The Fund will incur brokerage and other costs in connection with its hedging transactions. To the extent that SEC rules and regulations require segregation of assets for certain derivative transactions, the Fund will segregate a portion of its assets while party to these derivative transactions.

The Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest (i.e., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments). For example, the Fund may seek to shorten the effective interest rate redetermination period of a Guaranteed Loan to a Borrower that has selected an interest rate redetermination period of one year. The Fund could exchange the Borrower’s obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Fund would consider the interest rate redetermination period of such Guaranteed Loan to be the shorter period.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The notional principal amount for interest rate caps and floors is the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs. The Fund will not enter into swaps, caps or floors if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

In circumstances in which the Investment Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive with respect to the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund’s counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive with respect to floating rate portfolio assets being hedged.

The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of Guaranteed Loans. The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of Guaranteed Loans depends on the Investment Adviser’s ability to predict correctly the direction and extent of movements in interest rates. Although the Investment Adviser believes that the use of the hedging and risk management techniques described above will benefit the Fund, if the Investment Adviser’s judgment about the direction or extent of the movement in interest rates is incorrect, the Fund’s overall performance would be worse than if it had not entered into any such transaction. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.

Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, the Investment Adviser and the Fund believe such obligations do not constitute senior securities. The Fund will usually enter into interest rate swaps on a net basis (i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained. If the Fund enters into a swap on other than a net basis, the Fund will maintain the full amount of its obligations under each such swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the NYSE or other entities determined by the Adviser to be creditworthy, pursuant to procedures adopted and reviewed on an ongoing basis by the Fund’s Board. If a default occurs by the other party to such transactions, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services companies acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Investment Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

New financial products continue to be developed and the Fund may invest in any such products as may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.

“When-Issued” and “Delayed-Delivery” Transactions. The Fund may also purchase and sell interests in Guaranteed Loans and other portfolio securities on a “when-issued” and “delayed-delivery” basis. No income accrues to the Fund on such Guaranteed Loans in connection with such purchase transactions prior to the date the Fund actually takes delivery of such Guaranteed Loans. These transactions are subject to market fluctuation; the value of the interests in Guaranteed Loans and other portfolio debt securities at delivery may be more or less than their purchase price, and yields generally available on such Guaranteed Loans when delivery occurs may be higher or lower than yields on the Guaranteed Loans obtained pursuant to such transactions. Because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When the Fund is the buyer in such a transaction, however, it will maintain cash or liquid securities having an aggregate value equal to the amount of such purchase commitments until payment is made. The Fund will make commitments to purchase such Guaranteed Loans on such basis only with the intention of actually acquiring these Guaranteed Loans, but the Fund may sell such Guaranteed Loans prior to the settlement date if such sale is considered to be advisable. To the extent the Fund engages in “when-issued” and “delayed-delivery” transactions, it will do so for the purpose of acquiring Guaranteed Loans for its investment portfolio consistent with its investment objective and policies and not for the purpose of investment leverage. No specific limitation exists as to the percentage of the Fund’s assets that may be used to acquire securities on a “when-issued” or “delayed-delivery” basis.

Repurchase Agreements. The Fund may enter into repurchase agreements (a purchase of, and a simultaneous commitment to resell, a financial instrument at an agreed-upon price on an agreed-upon date) only with member banks of the Federal Reserve System and member firms of the NYSE. When participating in repurchase agreements, the Fund buys securities from a seller (e.g., a bank or brokerage firm) with the agreement that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available liquid assets at minimal market risk, although the Fund may be subject to various delays and risks of loss if the counterparty is unable to meet its obligation to repurchase. Under the 1940 Act, repurchase agreements are deemed to be collateralized loans of money by the Fund to the counterparty. In evaluating whether to enter into a repurchase agreement, the Adviser will consider carefully the creditworthiness of the counterparty. If the member bank or member firm that is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to the Bankruptcy Code, the law regarding the rights of the Fund is unsettled. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Adviser will monitor the value of the collateral. No specific limitation exists as to the percentage of the Fund’s assets that may be used to participate in repurchase agreements.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to debt obligations that could otherwise be sold by the Fund. A reverse repurchase agreement is an instrument under which the Fund may sell an underlying debt security and simultaneously obtain the commitment of the purchaser (a commercial bank or a broker or dealer) to sell the security back to the Fund at an agreed-upon price on an agreed-upon date. The Fund will maintain cash or liquid securities in an amount sufficient to cover its obligations with respect to reverse repurchase agreements. The Fund receives payment for such securities only upon physical delivery or evidence of book entry transfer by its custodian. SEC regulations require either that securities sold by the Fund under a reverse repurchase agreement be segregated pending repurchase or that the proceeds be segregated on the Fund’s books and records pending repurchase. Reverse repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. An additional risk is that the market value of securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them. Reverse repurchase agreements will be considered borrowings by the Fund and as such would be subject to the restrictions on borrowing described in the SAI under “Investment Restrictions.” The Fund will not hold more than 5% of the value of its total assets in reverse repurchase agreements as of the time the agreement is entered into.

MANAGEMENT

Board of Trustees

The Board of Trustees has overall management responsibility for the Fund under the law governing the Trust as a Delaware Statutory Trust and under the 1940 Act and rules thereunder. See “Management” in the SAI for the names of and other information about the Trustees and officers of the Fund.

Investment Adviser

Evolution Capital Advisers, L.L.C. (“Investment Adviser” and or “Evolution”), 21 Waterway Avenue, Suite 300, The Woodlands, TX 77380, serves as the investment adviser to the Fund under the terms of an investment advisory agreement with the Fund. Pursuant to the investment advisory agreement Evolution provides investment advice to the Fund and is responsible for the selection and ongoing monitoring and management of the Fund’s assets.  Evolution was organized as a limited liability company on October 18, 2006, and has served as an adviser and sub-adviser to private investment funds. Evolution was registered as an investment adviser under the Investment Advisers Act of 1940, as amended on April 3, 2008. Evolution had approximately $100 million in assets under management.  Evolution is controlled by Damian Omar Valdez who is the sole member of the firm.

Evolution furnishes offices and provides necessary facilities, equipment and personnel for the management of the Fund and has selected the Fund’s third-party service providers, including the Fund’s  Distributor, Custodian, Transfer Agent and Accounting and Administrative Services.

Fees and Expenses

Evolution provides portfolio management services pursuant to the Advisory Agreement and administrative services to the Fund pursuant to an administration agreement. Evolution is entitled to receive a monthly advisory fee from the Fund, computed and accrued daily, based on an annual rate of ____% of the average daily managed assets of the Fund for the first $1 billion, ____% of the average daily managed assets of the Fund for the next $1 billion, and ____% of the average daily managed assets of the Fund over $2 billion. “Average daily managed assets” of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage.

Because the fees paid to Evolution are calculated on the basis of the Fund’s average daily managed assets, which include the proceeds of leverage, the dollar amount of the fees paid by the Fund to Evolution will be higher (and Evolution will be benefited to that extent) when leverage is utilized. Evolution will utilize leverage only if it believes such action would result in a net benefit to the Fund shareholders after taking into account the higher fees and expenses associated with leverage (including higher advisory and administration fees).

Evolution provides office space and executive and other personnel to the Fund. The Fund pays all expenses other than those paid by Evolution, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

Portfolio Managers

The Fund’s portfolio is managed by Damian Omar Valdez and David G. Cade. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by the Fund.

Damian Omar Valdez. Mr. Valdez is the founder, Managing Member and Chief Investment Officer of Evolution.  He is responsible for overseeing Evolution’s investment activities for its various strategies.  He also serves as Portfolio Manager for Evolution’s other private funds, Evolution Partners, LLC, and managed accounts, which were formed to invest in U.S. Government guaranteed debt obligations and loans assets.  Mr. Valdez is also the founder and President of Evolution Capital Management, Inc., the predecessor to Evolution, which was initially formed to manage the investment process for U.S. Government guaranteed debt obligations and loan assets, and which now oversees investment funds in other asset classes.  Prior to Evolution Capital Management, Mr. Valdez engaged in venture capital investment activities having successfully established and operated several communications companies from 1995 to 2004 through Worldstar Development Corp.,  a venture capital firm based out of New York, and  Ivanhoe Capital Corp., Pte Ltd., a private equity investment firm based in Singapore.  He was responsible for the establishment of Worldstar’s and Ivanhoe’s strategy and the global operations and business affairs of all of their respective communications related portfolio companies, which were operated in South America, the Caribbean, and West Africa, and subsequently, focused on the communications sector in the Asian market, primarily in Indonesia, Singapore and China.  Mr. Valdez founded American Marine Capital Corp., where he specialized in the financing and operation of distressed maritime assets from 1991 to 1995.  Prior to American Marine, Mr. Valdez was an Associate of the Corporate Finance Department at Bergvall & Hudner, Ship-owners and Investors and engaged in the design and implementation of distressed asset strategies in the maritime sector, focusing on ship financing and mergers and acquisitions in the public and private markets having participated in three IPOs on the AMEX (B+H Bulk Carriers, Ltd., B+H Ocean Carriers, Ltd. and B+H Maritime, Ltd.), and substantial international commercial loan and debt syndications and placements.   Mr. Valdez received a Bachelors of Science in Economics, with a major in Finance from the Wharton School, University of Pennsylvania.

David G. Cade. Mr. Cade is a Senior Portfolio Manager, Executive Vice President and Head of Trading of Evolution.  In this capacity, Mr. Cade oversees investment decisions for Evolution’s other private funds, Evolution Partners, LLC, and managed accounts, which were formed to invest in U.S. Government guaranteed debt obligations and loans assets, alongside other Portfolio Managers, and manages the team dedicated to the day-to-day operations of the funds.  Mr. Cade is also a member of the Investment Committee of Evolution Capital Management, Inc., the predecessor to Evolution, which was initially formed to manage the investment process for U.S. Government guaranteed debt obligations and loan assets.  Prior to Evolution, Mr. Cade served in various capacities over the last 25 years as one of the pioneers of the Secondary Market in government guaranteed loans.  Mr. Cade started purchasing SBA 7a loans in 1978. After significant research on government guaranteed loans, Mr. Cade joined GSC (now Coastal Securities) in late 1980 and was their leading salesman during 1981.  In 1982, Mr. Cade was invited by Union Planters National Bank to expand its business in the Secondary Market for SBA and other government guaranteed loan instruments.  Subsequently, in 1984, Mr. Cade was brought on by E.F. Hutton Mortgage Co. as a Sr. Vice President and head trader to reinstate their presence in the Secondary Market.  Mr. Cade subsequently joined National Bank of Commerce in 1986 to start their SBA business, where he developed the first European investors.  He subsequently went on to develop SBA Secondary Market programs for Vining-Sparks in 1987, Zions First National Bank in 1988, where he also developed Secondary Market products for the SBA 504, USDA, USAID and Farmer Mac loan programs, and Imperial Bank of San Diego from 1991 to 1994.  Mr. Cade subsequently consulted to several institutions relative to various aspects of government guaranteed loan programs from 1995 to present.  Among his other accomplishments, Mr. Cade was chosen in 1993 to sit on the White House Council for Small Business (committee for Capital Access), and was a founding member of the National Association of Government Guaranteed Lenders (NAGGL) in 1984. Mr. Cade studied Finance and Business Administration at the University of Illinois and the University of Texas.

Administrator/Sub-Administrator

Evolution provides administration services to the Fund for a monthly administration fee at the annual rate of ____ of the Fund’s average daily managed assets. In such capacity, Evolution generally assists the Fund in all aspects of its administration and operations. Under a separate sub-administration agreement, Evolution has delegated certain administrative functions to __________________________ (“_________”) and pays __________________ a portion of the fee it receives from the Fund. ___________has agreed to: provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the SEC; and prepare various materials required by any state securities commission having jurisdiction over the Fund.

Accounting Services Agent

__________provides accounting services to the Fund pursuant to an accounting services agreement.       __________has agreed to provide accounting and bookkeeping services for the Fund, including the calculation of the Fund’s NAV.

Underwriter

The Fund’s shares are offered for sale through ______________ (the “Underwriter”), (address______________).  Shareholders and Financial Advisors (as defined under “How to Buy Shares”) should not send any transaction or account requests to this address.

Transfer Agent

_________________ is the agent of the Fund for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records (“Transfer Agent”).

Custodian

________________________ (address) is the custodian of the Fund. ____________________                  among other things, attends to the collection of principal and income and payment for and collection of proceeds of securities and other investments bought and sold by the Fund.

The Fund offers for sale only Class Z Shares in this Prospectus. Class Z Shares are available to Eligible Investors at NAV without a sales charge or CDSC.

In a separate prospectus, the Fund also offers two additional classes of shares – Class A and Class C Shares.  The Fund may offer additional classes of shares in the future. Each share class has its own expense structure.  The Fund has received exemptive relief from the SEC with respect to the Fund’s distribution and service fee arrangements, CDSCs and multi-class structure.  As a condition of such relief, the Fund will be required to comply with regulations that would not otherwise be applicable to the Fund.

HOW TO BUY SHARES

You can purchase shares of the Fund on any day that the NYSE is open for business. You can purchase shares of the Fund from any financial advisor, broker-dealer or other financial intermediary that has entered into an agreement with the Underwriter with respect to the sale of shares of the Fund (a “Financial Advisor”) or from the Transfer Agent. Your Financial Advisor can help you establish an appropriate investment portfolio, buy shares, and monitor your investments. The Fund has authorized Financial Advisors to receive purchase and redemption orders on behalf of the Fund. Financial Advisors are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when a Financial Advisor or its authorized designee receives the order in “good order.” “Good order” means that you placed your order with your Financial Advisor or its authorized designee or your payment (made in accordance with any of the methods set forth in the table below) has been received and your application is complete, including all necessary signatures and documentation. Customer orders will be priced at the Fund’s NAV next computed after they are received by a Financial Advisor or its authorized designee. Investors may be charged a fee by their Financial Advisor, payable to the Financial Advisor and not the Fund, if they effect a transaction in Fund shares through either a Financial Advisor or its authorized designee.

The USA PATRIOT Act may require the Fund, a Financial Advisor or its authorized designee to obtain certain personal information from you, which will be used to verify your identity. If you do not provide the information, it may not be possible to open your account. If the Fund, a Financial Advisor or authorized designee is unable to verify your customer information, it reserves the right to close your account or to take such other steps as it deems reasonable.

Outlined below are various methods for buying shares of the Fund:

Method	Instructions
Through your Financial Advisor
Your Financial Advisor can help you establish your account and buy shares on your behalf. To receive the current trading day’s price, your Financial Advisor must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time. Your Financial Advisor may charge you fees for executing the purchase for you.

By check (new account)(1)	For new accounts, send a completed application and check made payable to the Fund to the Transfer Agent at the address noted below.(1)
By check (existing account)(1)
For existing accounts, fill out and return the additional investment stub included in your account statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to the Transfer Agent at the address noted below.(1)

By wire
You may purchase shares of the Fund by wiring money from your bank account to your Fund account. Send funds by wire to:

__________ Bank, N.A.
___________________
ABA #_____________
FFC # _____________
Evolution Funds
FBO: (Evolution U.S. Government Guaranteed Floating Rate Loan Fund /[Your account number])

To receive the current trading day’s price, your wire, along with a valid account number, must be received in your Fund account prior to the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time. If your initial purchase of shares is by wire, you must first complete a new account application and promptly mail it to the Fund, c/o the Transfer Agent, at the address noted below. After completing a new account application, please call (___) __________ to obtain your account number. Please include your account number on the wire.(1)

_____________________

 (1) Regular Mail: Send to the Fund c/o _______________________________ Overnight Mail: Send to the Fund c/o _______________________________.

Investment Minimums

Initial Investment		$250,000
Subsequent Investments (1)		$100,000
Automatic Investment Plan (1)	$	_____

_____________________

(1)	Your account must already be established and satisfy the initial investment minimum.

The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interests of the Fund and its shareholders.

PERIODIC REPURCHASE OFFERS

The Board has adopted share repurchase policies as fundamental policies, which may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities.  The Fund’s repurchase policy provides that each calendar quarter, the Fund intends to make a Repurchase Offer to repurchase a portion of the outstanding shares from shareholders who request repurchases. Shares will normally be repurchased at the NAV per share determined as of the close of regular trading on the NYSE on the date the Repurchase Offer ends or within a maximum of 14 days after the Repurchase Offer ends as described below.

Repurchase Procedure

At the beginning of each Repurchase Offer, shareholders will be notified in writing about the Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The time between the notification of shareholders and the Repurchase Request Deadline may vary from no more than six weeks to no less than three weeks. For each Repurchase Offer, it is anticipated that each Repurchase Request Deadline will be on or about the 15th day in each of the months of February, May, August and November or, if the 15th day is not a business day, on the next business day. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. It is anticipated that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline, and if so, the Repurchase Request Deadline will be set for a time no later than the close of regular trading on the NYSE on such date. The Fund has determined that the Repurchase Pricing Date may occur no later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.

The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act and other pertinent laws. Shares tendered for repurchase by shareholders by any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders in cash prior to the Repurchase Payment Deadline.

Repurchase Offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested, which may reduce returns. Moreover, diminution in the size of the Fund through repurchases without offsetting new sales may result in untimely sales of Guaranteed Loans and a higher expense ratio and may limit the ability of the Fund to participate in new investment opportunities. The Fund may borrow to meet repurchase obligations, which entails risks and costs. See “Investment and Risk Information— Borrowing.” The Fund may also sell Guaranteed Loans to meet repurchase obligations which may adversely affect the market for Guaranteed Loans and reduce the Fund’s value.

Repurchase Amounts

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. However, the Repurchase Offer Amount will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.

If shareholders tender for repurchase more than the Repurchase Offer Amount for a given Repurchase Offer, the Fund may repurchase an additional amount of shares of up to 2% of the shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if the Fund determines to repurchase the additional 2% of the shares outstanding, but Fund shareholders tender shares for repurchase in excess of that amount, the Fund will repurchase the shares on a pro rata basis. In the event there is an oversubscription of a Repurchase Offer, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during the Repurchase Offer.

Notices to Shareholders

Notice of each quarterly Repurchase Offer (and any additional discretionary repurchase offers) will be mailed to each beneficial owner of shares between 21 and 42 days before each Repurchase Request Deadline. The notice will contain information shareholders should consider in deciding whether or not to tender their shares for repurchase. The notice will also include detailed instructions on how to tender shares for repurchase. The notice will state the Repurchase Offer Amount. The notice will also identify the dates of the Repurchase Request Deadline, scheduled Repurchase Pricing Date, and scheduled Repurchase Payment Deadline. The notice will describe the risk of fluctuation in the NAV between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the scheduled Repurchase Pricing Date (if the scheduled Repurchase Pricing Date is not the Repurchase Request Deadline). The notice will describe (i) the procedures for shareholders to tender their shares for repurchase, (ii) the procedures for the Fund to repurchase shares on a pro rata basis, (iii) the circumstances in which the Fund may suspend or postpone a Repurchase Offer, and (iv) the procedures that will enable shareholders to withdraw or modify their tenders of shares for repurchase until the Repurchase Request Deadline. The notice will set forth the NAV of the shares to be repurchased no more than seven days before the date of notification, and how shareholders may ascertain the NAV after the notice date.

Repurchase Price

The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. If you choose to receive your repurchase proceeds via wire transfer, the Fund’s transfer agent will charge you a fee (currently $____) for each wire. You may call ________________ to learn the NAV per share. The notice of the Repurchase Offer will also provide information concerning the NAV per share, such as the NAV as of a recent date or a sampling of recent NAVs, and a toll-free number for information regarding the Repurchase Offer.

Suspension or Postponement of Repurchase Offer

The Fund may suspend or postpone a Repurchase Offer only: (a) if making or effecting the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Liquidity Requirements

The Fund must maintain liquid assets equal to the Repurchase Offer Amount from the time that the notice is sent to shareholders until the Repurchase Pricing Date. The Fund will ensure that a percentage of its net assets equal to at least 100% of the Repurchase Offer Amount consists of assets (a) that can be sold or disposed of in the ordinary course of business at approximately the price at which the Fund has valued the investment within the time period between the Repurchase Request Deadline and the Repurchase Payment Deadline; or (b) that mature by the Repurchase Payment Deadline.

The Board has adopted procedures that are reasonably designed to ensure that the Fund’s assets are sufficiently liquid so that the Fund can comply with the Repurchase Offer and the liquidity requirements described in the previous paragraph. If, at any time, the Fund falls out of compliance with these liquidity requirements, the Board will take whatever action it deems appropriate to ensure compliance.

NET ASSET VALUE

The NAV per share of each class of the Fund’s shares is calculated as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time, on each day that the NYSE is open for business. The NAV per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the class of shares by the total number of shares of the class outstanding at the time the determination is made. The price of a particular class of the Fund’s shares for the purpose of purchases will be based upon the calculation of NAV per share of the Fund next made after the purchase order is received in good form. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Board, the NAV should be determined on any such day, in which case the determination will be made at 4:00 p.m., Eastern Time.

The value of the Fund’s assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices including circumstances under which such prices are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time the market price is determined and the calculation of the Fund’s NAV), such securities are valued at their fair value, as determined in good faith in accordance with the Fund’s valuation procedures approved by the Board. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The following table sets forth, for the quarterly periods ending on the dates set forth below, the high and low NAV per share for Class Z (CRA) Shares of the Fund during such period:

(Insert Table)

DIVIDENDS AND DISTRIBUTIONS

Income dividends, if any, are declared each business day and paid monthly on the last business day of each month. Capital gains, if any, are distributed at least annually, usually in December. Shares accrue dividends as long as they are issued and outstanding (i.e., from the date the payment for the purchase order is received to the day before the repurchase settles).

Dividend payments are not guaranteed and may vary with each payment. The Fund does not pay “interest” or guarantee any fixed rate of return.

If you do not indicate on your application your preferences for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund. You can choose one of the following options for distributions when you open your account: (1) reinvest all distributions in additional shares of the Fund; (2) receive dividends in cash and reinvest capital gains; or (3) receive all distributions in cash. Distributions of $10 or less will automatically be reinvested in additional shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares.

The Fund is authorized to borrow money subject to certain restrictions. See “How the Fund Invests - Borrowing.” Under the 1940 Act, the Fund may not declare any dividend or other distribution on its shares unless the Fund has, at the time of declaration, asset coverage of at least 300% of its aggregate indebtedness, after deducting the amount of the distribution. This limitation may impair the Fund’s ability to maintain its qualification for taxation as a regulated investment company.

As of ______________, 2008, the following shares of the Fund were outstanding:

Title of Class	Amount Authorized	Amount held by Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under(3)
Class Z (CRA)	Unlimited	0

MAILINGS TO SHAREHOLDERS

In order to reduce duplicative mail and fees and expenses of the Fund, we will send a single copy of the Fund’s Prospectus and shareholder reports to your household even if more than one family member in your household owns shares of the Fund. Additional copies of the Prospectus and shareholder reports may be obtained by calling (___) ________________. If you do not want us to consolidate your Fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will furnish separate mailings, in accordance with instructions, within 30 days of your request. The Fund will mail these and other account documents without charge, but may charge for special services such as requests for historical transcripts of account.

_______________

You should rely only on the information contained in or incorporated by reference into this Prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.
_______________

TABLE OF CONTENTS OF
STATEMENT OF ADDITIONAL INFORMATION

THE FUND	2
INVESTMENT POLICIES AND STRATEGIES	7
INVESTMENT RESTRICTIONS	8
REPURCHASE OFFER FUNDAMENTAL POLICY	9
MANAGEMENT	10
INVESTMENT ADVISORY SERVICES	13
INFORMATION REGARDING PORTFOLIO MANAGERS	14
ADMINISTRATOR/SUB-ADMINISTRATOR	16
ACCOUNTING SERVICES AGENT	17
UNDERWRITER	17
TRANSFER AGENT	17
CUSTODIAN	17
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	18
PORTFOLIO TRANSACTIONS AND BROKERAGE	18
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	19
ADDITIONAL INCOME TAX CONSIDERATIONS	19
FINANCIAL STATEMENTS	24
APPENDIX A – RATINGS CATEGORIES	25
APPENDIX B – PROXY VOTING POLICY	29

Statement of Additional Information Dated ___________, 2008

EVOLUTION U.S. GOVERNMENT GUARANTEED
FLOATING RATE LOAN FUND
A Series of Evolution Investment Trust

Class Z (CRA) Shares
21 Waterway Avenue, Suite 300, The Woodlands, Texas 77380
(___) ___-____

Evolution U.S. Government Floating Rate Loan Fund (the “Fund”), a series of Evolution Investment Trust, is a closed-end, non-diversified, interval redemption investment company organized as a statutory business trust.  This Statement of Additional Information (“SAI”) is not a prospectus but provides additional information that should be read in conjunction with the Fund’s Class Z Shares Prospectus, dated _____________, 2008, and any supplements thereto.  Copies of the Fund’s Prospectuses are available by calling the Fund at (___) _____________, visiting the Fund’s website (http://www.evolutioncapitalmanagement.com) or writing to the Fund c/o _______________________________________. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in the Fund’s Prospectuses.

Custodian:	Investment Adviser: Evolution Capital Advisors, LLC 21 Waterway Avenue, Suite 300 The Woodlands, Texas 77380 Tel. 713-268-1110 www.	Transfer Agent:

THE FUND

Evolution U.S. Government Floating Rate Loan Fund, (the “Fund”), is a closed-end, non-diversified, interval redemption investment company organized as a Delaware Statutory Trust on September 9, 2008.  The Fund has registered its Shares under the Securities Act of 1933 and under the 1940 Act.  The Fund is engaged in a continuous public offering of its shares at the next determined net asset value (“NAV”) per share.  The Fund makes Repurchase Offers on a quarterly basis to repurchase between 5% and 25% of its outstanding shares at the then current NAV of the shares.

Evolution Capital Advisors, L.L.C. (“Evolution” or the “Adviser”) provides investment advisory and administrative services to the Fund.

Organization and Description of Shares

The Fund’s Declaration of Trust (“Declaration”) dated September 9, 2008, authorizes an unlimited number of shares of beneficial interest, which may be divided into separate and distinct series and classes. The Fund offers Class Z (CRA) Shares.  The shares are not, and are not expected to be, listed for trading on any national securities exchange nor, to the Fund’s knowledge, is there, or is there expected to be, any secondary trading market in the shares.

The Fund’s Board of Trustees (the “Board”) may classify or reclassify any issued or unissued shares of the Fund into shares of any class by re-designating such shares or by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of repurchase of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act.

 The interest of the Shareholders are divided into an unlimited number of transferable shares of beneficial interest, par value $.001 per share. All Shares issued in accordance with the terms hereof, including, without limitation, Shares issued in connection with a dividend payable in Shares or a split of Shares, shall be fully paid and non-assessable when the consideration determined by the Trustees (if any) therefore shall have been received by the Trust.

 Establishment of Series and Classes. To the extent permitted by the 1940 Act, the Delaware Statutory Trust Act and any other applicable law, the Trustees may divide, all without the approval of Shareholders, the Shares into any number of series or classes representing interests in the assets belonging to the Trust, each Share of each such series and class having an equal beneficial interest as each other Share of such series or class in such assets and identical voting, dividend, liquidation and other rights and subject to the same terms and conditions, except that (a) expenses allocated to a series or class may be borne solely by that series or class as determined by the Trustees and (b) each series and class may have exclusive voting rights with respect to matters affecting only that series or class. The establishment and designation of each additional series or class of Shares of the Trust shall be effective upon the adoption by a majority of the then Trustees of a resolution that sets forth such establishment and designation and the relative rights and preferences of such series or class of the Trust, whether directly in such resolution or by reference to another document including, without limitation, any Prospectus or registration statement of the Trust, or as otherwise provided in such resolution. The Trustees may change the name of any series or class in their sole discretion. The Trustees may, subject to the Fundamental Policies and the requirements of the 1940 Act and the Delaware Statutory Trust Act, authorize and issue such other securities, including preferred shares, debt securities or other senior securities. To the extent that the Trustees authorize and issue shares of any series or class pursuant to this Section 6.2, they are hereby authorized and empowered to amend or supplement this Declaration or the Trust’s Certificate of Trust as they deem necessary or appropriate, including to comply with the requirements of the 1940 Act, the Delaware Statutory Trust Act or requirements imposed by the rating agencies or other Persons, all without the approval of Shareholders. Any such supplement or amendment shall be filed with the Commission as is necessary. The Trustees are also authorized to take such actions and retain such persons as they see fit to offer and sell such securities.

Issuance of Shares. The Trustees, in their discretion, may from time to time without vote of the Shareholders issue Shares, including preferred shares, in addition to the then issued and outstanding Shares and Shares held in the treasury, to such party or parties and for such amount and type of consideration, including cash or property, at such time or times, and on such terms as the Trustees may determine, and may in such manner acquire other assets (including the acquisition of assets subject to, and in connection with the assumption of, liabilities) and businesses. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby changing the proportionate beneficial interest in such Shares. Issuances, repurchases and redemptions of Shares may be made in whole Shares and/or l/l,000ths of a Share or multiples thereof and/or in any other fraction as the Trustees may determine.

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Rights of Shareholders. The Shares shall be personal property giving only the rights specifically set forth in the Declaration. The ownership of the Trust Property of every description and the right to conduct any business herein before described are vested exclusively in the Trustees, and the Shareholders shall have no interest therein other than the beneficial interest conferred by their Shares, and they shall have no right to call for any partition or division of any property, profits, rights or interests of the Trust or of any series or class nor can they be called upon to share or assume any losses of the Trust or of any series or class or suffer an assessment of any kind by virtue of their ownership of Shares. The Shares shall not entitle the holder to preference, preemptive, appraisal, conversion or exchange rights, except as the Trustees may specifically determine with respect to any series or class.

Transfer of Shares. Shares are transferable on the records of the Trust only by the record holder thereof or by its agent thereto duly authorized in writing, upon delivery to the Trustees or a transfer agent of the Trust of a duly executed instrument of transfer, together with such evidence of the genuineness of each such execution and authorization and of other matters (including compliance with any securities laws and contractual restrictions) as may reasonably be required. Upon such delivery the transfer shall be recorded on the applicable register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereof and neither the Trustees nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.  Any person becoming entitled to any Shares in consequence of the death, bankruptcy, or incompetence of any Shareholder, or otherwise by operation of law, shall be recorded on the applicable register of Shares as the holder of such Shares upon production of the proper evidence thereof to the Trustees or a transfer agent of the Trust, but until such record is made, the Shareholder of record shall be deemed to be the holder of such for all purposes hereof, and neither the Trustees nor any transfer agent or registrar nor any officer or agent of the Trust shall be affected by any notice of such death, bankruptcy or incompetence, or other operation of law.

Shareholder Meetings and Voting

The Trust is not required to hold Shareholder meetings annually, except as required by law. Meetings of Shareholders may be called at any time by the Trustees, by the Secretary whenever ordered by a majority of the Trustees or by the President and shall be called by any Trustee or by the Secretary for any proper purpose upon written request of Shareholders of the Trust holding in the aggregate not less than 51% of the outstanding Shares of the Trust or series or class of Shares having voting rights on the matter, such request specifying the purpose or purposes for which such meeting is to be called. Any Shareholder meeting shall be held within or without the State of Delaware on such day and at such time as the Trustees shall designate. Any Shareholder meeting shall be called and notice thereof and record dates therefore shall be given and set as provided in the By-Laws.

Shareholders shall have no power to vote on any matter except matters on which a vote of Shareholders is required by applicable law, this Declaration or resolution of the Trustees. Except as otherwise provided in the Declaration, any matter required to be submitted to Shareholders and affecting one or more series or classes of Shares shall require approval by the required vote of all the affected series or classes of Shares voting together as a single class; provided, however, that as to any matter with respect to which a separate vote of any series or class of Shares is required by the 1940 Act, such requirement as to a separate vote by that series or class of Shares shall apply in addition to a vote of all the affected series or classes voting together as a single class. Shareholders of a particular series or class of Shares shall not be entitled to vote on any matter that affects only one or more other series or classes of Shares. There shall be no cumulative voting in the election or removal of Trustees.

 The holders of thirty percent (30%) of the Shares entitled to vote on any matter at a meeting present in person or by proxy shall constitute a quorum at such meeting of the Shareholders for purposes of conducting business on such matter. The absence from any meeting, in person or by proxy, of a quorum of Shareholders for action upon any given matter shall not prevent action at such meeting upon any other matter or matters which may properly come before the meeting, if there shall be present thereat, in person or by proxy, a quorum of Shareholders in respect of such other matters.

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 Subject to any provision of applicable law, the Declaration of Trust or a resolution of the Trustees specifying a greater or a lesser vote requirement for the transaction of any item of business at any meeting of Shareholders, (i) the affirmative vote of a majority of the Shares present in person or represented by proxy and entitled to vote on the subject matter shall be the act of the Shareholders with respect to such matter, and (ii) where a separate vote of one or more series or classes of Shares is required on any matter, the affirmative vote of a majority of the Shares of such series or class of Shares present in person or represented by proxy at the meeting shall be the act of the Shareholders of such series or class with respect to such matter. For the election of Trustees, a plurality of the Shares present in person or represented by proxy and entitled to vote on the election of Trustees at the meeting will elect Trustees.

 At any meeting of Shareholders, any Shareholder entitled to vote thereat may vote by properly executed proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Secretary may direct, for verification prior to the time at which such vote shall be taken. Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers or employees of the Trust. No proxy shall be valid after the expiration of 11 months from the date thereof, unless otherwise provided in the proxy. Only Shareholders of record shall be entitled to vote. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote on any such matter on which it is entitled to vote. When any Share is held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Share, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Share. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the holder of any such Share is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person regarding the charge or management of such Share, he may vote by his guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

 Any action that may be taken by Shareholders by vote may be taken without a meeting if the holders entitled to vote thereon of the proportion of Shares required for approval of such action consent to the action in writing and the written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

Duration, Amendment, Reorganization and Termination of the Trust

 Duration Subject to possible termination in accordance with the Declaration of Trust, the Trust has perpetual existence.

Amendments The Trustees may, without a Shareholder vote, amend or otherwise supplement the Declaration of Trust by making an amendment provided, that Shareholders shall have the right to vote on any amendment (i) that would affect the voting rights of Shareholders, or required to be approved by Shareholders by law or by the Trust’s registration statement(s) filed with the Commission and that is submitted to them by the Trustees in their sole discretion. Any amendment submitted to Shareholders that the Trustees determine would affect the Shareholders of any series or class shall be authorized by vote of the Shareholders of such series or class, and no vote shall be required of Shareholders of a series or class not affected. Any amendment to Article V of the Declaration of Trust that would have the effect of reducing the indemnification and other rights provided thereby to any indemnitee of the Trust or to Shareholders or former Shareholders, and any repeal or amendment of` this sentence, shall each require the affirmative vote of the holders of two-thirds of the outstanding Shares of the Trust entitled to vote thereon.

 An amendment duly adopted by the requisite vote of the Board and, if required, the Shareholders shall become effective at the time of such adoption or at such other time as may be designated by the Board or Shareholders, as the case may be. A certification in recordable form signed by a majority of the Trustees setting forth an amendment and reciting that it was duly adopted by the Trustees and, if required, the Shareholders as aforesaid, or a copy of the Declaration, as amended, in recordable form, and executed by a majority of the Trustees, shall be conclusive evidence of such amendment when lodged among the records of the Trust or at such other time designated by the Board.

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Until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first offering of Shares of the Trust has become effective, the Declaration may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees or by an instrument signed by a majority of the Trustees.

Reorganization Subject to applicable federal and state law and except as provided in Section 11.7 of the Declaration of Trust, the Trustees may, without any Shareholder vote or approval, only upon approval of not less than 80% of the Trustees and 80% of the Continuing Trustees: (i) sell and convey all or substantially all of the assets of the Trust (or a segregated portfolio of assets thereof) to another entity that is a closed-end management company as defined in the 1940 Act for adequate consideration, which may include the assumption of all outstanding taxes and other liabilities, accrued or contingent, of the Trust and which may include shares of or interests in such entity; (ii) at any time sell and convert into money all or substantially all of the assets of the Trust; (iii) cause the Trust to merge or consolidate with or into, or be reorganized as, another trust, or a corporation, partnership, limited liability company, association or other organization, organized under the laws of Delaware or any other jurisdiction or a segregated portfolio of assets of any of the foregoing (each an “Entity”), if the surviving or resulting Entity is the Trust or another registered closed-end management company as defined in the 1940 Act (or a segregated portfolio of assets of such other management company); (iv) cause the Trust to merge or consolidate with or into, or be reorganized as, a newly organized Entity in a transaction or series of transactions intended to qualify as a reorganization under Section 368(a)(1)(F) of the Code, or a successor provision; (v) cause the Trust to incorporate under the laws of Delaware or any other jurisdiction; and/or (vi) cause to be organized, or assist in organizing, an Entity to acquire all or part of the Trust Property or to carry on any business in which the Trust directly or indirectly has any interest and to sell, convey and transfer all or part of the Trust Property to any such Entity in exchange for shares or other equity securities thereof or otherwise and to lend money to, subscribe for the shares or other equity securities of and enter into any contracts with any such Entity.

Upon making reasonable provision for the payment of all known liabilities of the Trust as described in the Declaration of Trust, the Trustees shall distribute the remaining proceeds or assets (as the case may be) ratably among the Shareholders of the Trust; however, the payment to any particular series or class may be reduced by any fees, expenses or charges allocated to that class. Upon completion of the distribution of the remaining proceeds or assets pursuant to subparagraph (i) or (ii) above, the Trust shall terminate as set forth in Section 11.2of the Declaration and the Trustees and the Trust shall be discharged of any and all further liabilities and duties with respect thereto and the right, title and interest of all parties therein shall be canceled and discharged. Upon termination of the Trust as set forth in Section 11.2, following completion of winding up of its business, the Trustees shall cause a certificate of cancellation of the Trust’s certificate of trust to be filed in accordance with the Delaware Statutory Trust Act, which certificate of cancellation may be signed by any one Trustee.

Any agreement of merger or consolidation or certificate of merger may be signed by a majority of Trustees, and facsimile signatures conveyed by electronic or telecommunication means shall be valid. Pursuant to and in accordance with the provisions of Section 3815(f) of the Delaware Statutory Trust Act, an agreement of merger, consolidation or sale of assets approved by the Trustees in accordance with this Section 11.4 may effect any amendment to the Declaration or effect the adoption of a new declaration of the Trust if it is the surviving or resulting trust in the merger or consolidation.

 Subsidiaries. Without approval by Shareholders, the Trustees may cause to be organized or assist in organizing one or more corporations, trusts, limited liability companies, partnerships, associations or other organizations to take over all of the Trust Property or to carry on any business in which the Trust shall directly or indirectly have any interest, and to sell, convey and transfer all or a portion of the Trust Property to any such corporation, trust, limited liability company, partnership, association or organization in exchange for the shares or securities thereof, or otherwise, and to lend money to, subscribe for the shares or securities of, and enter into any contracts with any such corporation, trust, limited liability company, partnership, association or organization, or any corporation, trust, limited liability company, partnership, association or organization in which the Trust holds or is about to acquire shares or any other interests.

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Conversion. A favorable vote of a majority of the Trustees then in office followed by the favorable vote of the holders of not less than seventy-five percent (75%) of the Shares of each affected series or class outstanding, voting as separate series or classes, is required to approve, adopt or authorize an amendment to this Declaration that makes the Shares a “redeemable security” as that term is defined in the 1940 Act, unless such amendment has been approved by 80% of the Trustees and 80% of the Continuing Trustees, in which case approval by a Majority Shareholder Vote shall be required. Upon the adoption of a proposal to convert the Trust from a “closed-end company” to an “open-end company” as those terms are defined by the 1940 Act and the necessary amendments to this Declaration to permit such a conversion of the Trust’s outstanding Shares entitled to vote, the Trust shall, upon complying with any requirements of the 1940 Act and state law, become an “open-end” investment company.

Termination.  The Trust may be terminated, only upon approval of not less than 80% of the Trustees and 80% of the Continuing Trustees. Upon the termination of the Trust: (i) The Trust shall carry on no business except for the purpose of winding up its affairs. (ii) The Trustees shall proceed to wind up the affairs of the Trust and all of the powers of the Trustees under this Declaration shall continue until the affairs of the Trust shall have been wound up, including the power to fulfill or discharge the contracts of the Trust, collect its assets, sell, convey, assign, exchange, merge where the Trust is not the survivor, transfer or otherwise dispose of all or any part of the remaining Trust Property to one or more Persons at public or private sale for consideration which may consist in whole or in part in cash, securities or other property of any kind, discharge or pay its liabilities, and do all other acts appropriate to liquidate its business; provided that any sale, conveyance, assignment, exchange, merger in which the Trust is not the survivor, transfer or other disposition of all or substantially all the Trust Property of the Trust shall require approval of the principal terms of the transaction and the nature and amount of the consideration by Shareholders with the same vote as required to open-end the Trust. (iii) After paying or adequately providing for the payment of all liabilities, and upon receipt of such releases, indemnities and refunding agreements, as they deem necessary for their protection, the Trustees may distribute the remaining Trust Property, in cash or in kind or partly each, among the Shareholders according to their respective rights.

 After the winding up and termination of the Trust and distribution to the Shareholders as provided in the Declaration of trust, a majority of the Trustees shall execute and lodge among the records of the Trust an instrument in writing setting forth the fact of such termination and shall execute and file a certificate of cancellation with the Secretary of State of the State of Delaware. Upon termination of the Trust, the Trustees shall thereupon be discharged from all further liabilities and duties hereunder, and the rights and interests of all Shareholders shall thereupon cease.

 Certain Transactions. The following types of transactions require the affirmative vote or consent of a majority of the Trustees then in office followed by the affirmative vote of the holders of not less than seventy-five percent (75%) of the Shares of each affected series or class outstanding, voting as separate series or classes, when a Principal Shareholder (as defined in paragraph (b) of this Section 11.7) is a party to the transaction. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of Shares otherwise required by law or by the terms of any series or class of preferred shares, whether now or hereafter authorized, or any agreement between the Trust and any national securities exchange: (i) merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder; (ii) the issuance of any securities of the Trust to any Principal Shareholder for cash (other than pursuant to any automatic dividend reinvestment plan); (iii) the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder (except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period.) ; (iv) the sale, lease or exchange to the Trust or any subsidiary thereof, in exchange for securities of the Trust, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

The Board shall have the power and duty to determine on the basis of information known to the Trust whether (i) a corporation, person or entity beneficially owns five percent (5%) or more of the outstanding Shares of any series or class, (ii) a corporation, person or entity is an “affiliate” or “associate” (as defined above) of another, (iii) the assets being acquired or leased to or by the Trust or any subsidiary thereof constitute a substantial part of the assets of the Trust and have an aggregate fair market value of less than 2% of the total assets of the Trust, and (iv) the memorandum of understanding referred to in paragraph (d) hereof is substantially consistent with the transaction covered thereby.

Any and all notices to which any Shareholder may be entitled and any and all communications shall be deemed duly served or given if mailed, postage prepaid, addressed to any Shareholder of record at his last known address as recorded on the applicable register of the Trust.

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INVESTMENT POLICIES AND STRATEGIES

The following information supplements the discussion of the investment objective and policies of the Fund described in the Prospectuses. In pursuing its objective, the Fund will invest as described in the Prospectuses and as described below with respect to the following non-principal investments and strategies. The investment objective of the Fund is a non-fundamental policy and may be changed by the Fund’s Board without the approval of a “majority of the outstanding voting securities” of the Fund. A “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

New Financial Products

New financial products continue to be developed and the Fund may invest in any such products as may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.

Lending of Portfolio Holdings

The Fund may seek to increase its income by lending financial instruments in its portfolio in accordance with present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the SEC. Such loans may be made, without limit, to brokers, dealers, banks or other recognized institutional borrowers of financial instruments and would be required to be secured continuously by collateral, including cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the financial instruments loaned. The Fund would have the right to call a loan and obtain the financial instruments loaned at any time on five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the financial instruments loaned and also would receive compensation from the investment of the collateral. The Fund would not have the right to vote any financial instruments having voting rights during the existence of the loan, but the Fund could call the loan in anticipation of an important vote to be taken among holders of the financial instrument or in anticipation of the giving or withholding of their consent on a material matter affecting the financial instrument. As with other extensions of credit, such loans entail risks of delay in recovery or even loss of rights in the collateral should the borrower of the financial instruments fail financially. However, the loans would be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration that can be earned at that time from loans of this type justifies the attendant risk. The creditworthiness of firms to which the Fund lends its portfolio holdings will be monitored on an ongoing basis by the Adviser pursuant to procedures adopted and reviewed, on an ongoing basis, by the Fund’s Board. No specific limitation exists as to the percentage of the Fund’s assets that the Fund may lend.

Rated Securities

Under normal market conditions, the Fund may invest up to 20% of its total assets in high quality, short-term securities. These securities may include commercial paper rated at least A-3 or higher by Standard & Poor’s (“S&P”) or P-3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) (or if unrated, determined by the Adviser to be of comparable quality), certificates of deposit (“CDs”) and bankers’ acceptances and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. Such high quality, short-term securities may pay interest at rates that are periodically re-determined or may pay interest at fixed rates. Rated short-term securities include securities given a rating conditionally by Moody’s or provisionally by S&P. If the rating of a security held by the Fund is withdrawn or reduced, the Fund is not required to sell the security, but the Adviser will consider such fact in determining whether the Fund should continue to hold the security. For a description of the ratings applied by Moody’s and S&P to short-term securities, please refer to Appendix A.

Portfolio Turnover

The frequency and amount of portfolio purchases and sales (known as the “turnover rate”) will vary from year to year.  Although the Fund generally does not intend to trade for short-term profits, the securities held by the Fund will be sold whenever the Adviser believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Higher portfolio turnover involves correspondingly greater transaction costs, including any brokerage commissions that the Fund will bear directly.

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INVESTMENT RESTRICTIONS

The Fund operates under the following fundamental investment restrictions. The Fund may:

1. issue senior securities or borrow money to the extent permitted by the 1940 Act;

2. only own real estate acquired as a result of owning securities;

3. purchase and sell futures contracts and related options;

4. underwrite securities issued by others only when disposing of portfolio securities;

5. make loans through lending of securities, through the purchase of debt instruments or similar evidence of indebtedness typically sold to financial institutions and through repurchase agreements;

6. not concentrate more than 25% of its total assets in any one industry; provided that this limitation shall not apply with respect to obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities; and provided further that the Fund will invest more than 25% and may invest up to 100% of its assets in securities of issuers in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. For purposes of this restriction, the term “issuer” includes the Borrower and the Agent (as defined under “Prospectus Summary” in the Prospectuses); and

7. not purchase or sell commodities or commodities contracts, except that, consistent with its investment policies, the Fund may purchase and sell financial futures contracts and options and may enter into swap agreements, and other financial transactions not requiring the delivery of physical commodities.

The above restrictions are fundamental policies and may not be changed without the approval of a “majority of the outstanding voting securities” of the Fund, as defined under “Investment Policies and Strategies” above. The restrictions and other limitations set forth above will apply only at the time of purchase of securities and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities. Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

As non-fundamental investment policies that may be changed by the Fund without a shareholder vote, the Fund may not:

1.	purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions; and

2.	invest in interests in oil, gas or other mineral exploration or development programs, including leases.

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REPURCHASE OFFER FUNDAMENTAL POLICY

Subject to the information disclosed in the Prospectus, unless otherwise required by the 1940 Act, under the Declaration of Trust from time to time the Trust may redeem or repurchase its Shares, all upon such terms and conditions as may be determined by the Trustees and subject to any applicable provisions of the 1940 Act (the “Repurchase Offer Fundamental Policy”). The Trust may require Shareholders to pay a withdrawal charge, a sales charge, or any other form of charge to the Trust, to the underwriter or to any other person designated by the Trustees upon redemption or repurchase of Shares in such amount as shall be determined from time to time by the Trustees. The Trust may also charge a redemption or repurchase fee in such amount as may be determined from time to time by the Trustees.

 Payment of Shares redeemed or repurchased may at the option of the Trustees or such officer or officers as they may duly authorize for the purpose, in their complete discretion, be made in cash, or in kind, or partially in cash and partially in kind. In case of payment in kind the Trustees, or their delegate, shall have absolute discretion as to what security or securities shall be distributed in kind and the amount of same, and the securities shall be valued for purposes of distribution at the figure at which they were appraised in computing the net asset value of the Shares, provided that any Shareholder who cannot legally acquire securities so distributed in kind by reason of the prohibitions of the 1940 Act shall receive cash.

 Shareholders shall upon demand disclose to the Trustees in writing such information with respect to direct and indirect ownership of Shares of the Trust as the Trustees deem necessary to comply with the provisions of the Code, the 1940 Act or other applicable laws or regulations, or to comply with the requirements of any other taxing or regulatory authority.

The Repurchase Offer Fundamental Policy sets the interval between each Repurchase Offer and provides that the Fund shall conduct a Repurchase Offer as per the then specified interval (unless suspended or postponed in accordance with regulatory requirements). The Repurchase Request Deadline will be established by the Fund and will be based on factors such as market conditions, liquidity of the Fund’s assets and shareholder servicing conditions. The Repurchase Offer Fundamental Policy also provides that the repurchase pricing shall occur not later than the 14th day after the Repurchase Request Deadline or the next business day if the 14th day is not a business day.

The Repurchase Offer Fundamental Policy may be changed only by a majority vote of the outstanding voting securities. For more information, please refer to the Prospectuses under the caption “Periodic Repurchase Offers.”

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MANAGEMENT

Pursuant to the terms of the Trust’s Declaration, the operations and affairs of the Trust are governed by a Board of Trustees (“Trustees” or “Board”) to protect the interests of shareholders.  The Trustees have exclusive and absolute control over the Trust property and over the business of the Trust to the same extent as if the Trustees were the sole owners of the trust property and business in their own right, as permitted under the Declaration. The Trustees may perform such acts as in their sole discretion are proper for managing and conducting the business of the Trust, including the complete and exclusive authority to establish policies regarding the management, conduct and operation of the Trust’s business. Any action by one or more of the Trustees in their capacity as such hereunder shall be deemed an action on behalf of the Trust and not an action in an individual capacity. The enumeration of any specific power herein shall not be construed as limiting the aforesaid power. Such powers of the Trustees may be exercised without order of or resort to any court.

 The Trustees may, subject to the Fundamental Policies described in the Fund’s Prospectus, manage, conduct, operate and carry on the business of an investment company; and subscribe for, invest in, reinvest in, purchase or otherwise acquire, hold, pledge, sell, assign, transfer, exchange, distribute or otherwise deal in or dispose of any and all sorts of property, tangible or intangible, including but not limited to securities or investments of any type whatsoever, whether equity or non-equity, of any issuer, evidences of indebtedness of any person and any other rights, interests, instruments or property of any sort and to exercise any and all rights, powers and privileges of ownership or interest in respect of any and all such investments of every kind and description, including, without limitation, the right to consent and otherwise act with respect thereto, with power to designate one or more Persons to exercise any of said rights, powers and privileges in respect of any of said investments.

The names and ages of the Trustees and officers of the Trust, the year each was first elected or appointed to office, their principal business occupations during the last five years, the number of funds overseen by each Trustee and other directorships or trusteeships they hold are shown below. The business address for each Trustee and officer of the Fund is c/o Evolution Capital Advisors, L.L.C., 21 Waterway Avenue, Suite 300, The Woodlands, TX 77380.

Name and Age	Position with Fund	Term of Office And Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Evolution Fund Complex (1) Overseen by Trustee	Other Directorships / Trusteeships Held
INDEPENDENT TRUSTEES

INTERESTED TRUSTEE
Damian Omar Valdez (2) (Age 41)	Trustee, Chief Executive Officer, Chairman of the Board	Until replaced by a vote of trustees or shareholders	Investment manager	1

OFFICERS
Name and Age	Position with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Damian Omar Valdez (Age 41)	Chief Executive Officer	Until replaced by the trustees or shareholders	Investment manager

1 The “Evolution Fund Complex” consists of all of the registered investment companies advised by the Adviser as of the date of this SAI.
2 Mr. Valdez is deemed to be an “interested person” of the Fund under the 1940 Act because of his position with the Adviser.

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Pursuant to the Declaration of Trust, each Trustee is entitled to hold office for the lifetime of the Trust or until the next meeting of Shareholders called for the purpose of electing Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and until the election and qualification of his or her successor. Only the term of office of a Trustee designated for election will terminate at the next meeting of Shareholders called for the purpose of electing Trustees or consent of Shareholders in lieu thereof for the election of Trustees, and the term of office of a Trustee not designated for election will not terminate. The term of office of a Trustee shall also terminate and a vacancy shall occur in the event of the death, resignation, removal, bankruptcy, adjudicated incompetence or other incapacity to perform the duties of the office of a Trustee.

 Any of the Trustees may resign his or her trust (without need for prior or subsequent accounting) by an instrument in writing signed by such Trustee and delivered or mailed to the Trustees or the Chairman, if any, the President or the Secretary and such resignation shall be effective upon such delivery, or at a later date according to the terms of the instrument. Any of the Trustees may be removed (provided the aggregate number of Trustees after such removal shall not be less than the minimum number required by Section 2.1 hereof) for cause only, and not without cause, and only by action taken by a majority of the remaining Trustees followed by the holders of at least seventy-five percent (75%) of the Shares then entitled to vote in an election of such Trustee. Upon the resignation or removal of a Trustee, each such resigning or removed Trustee shall execute and deliver such documents as the remaining Trustees shall require for the purpose of conveying to the Trust or the remaining Trustees any Trust Property held in the name of such resigning or removed Trustee. Upon the incapacity or death of any Trustee, such Trustee’s legal representative shall execute and deliver on such Trustee’s behalf such documents as the remaining Trustees shall require as provided in the preceding sentence.

 Whenever a vacancy in the Board shall occur, the remaining Trustees may fill such vacancy by appointing an individual having the qualifications described in the Declaration of Trust by a written instrument signed by a majority of the Trustees then in office or by a resolution of the Trustees then in office, duly adopted and recorded in the records of the Trust, specifying the effective date of the appointment or may leave such vacancy unfilled or may reduce the number of Trustees; provided the aggregate number of Trustees after such reduction shall not be less than the minimum number required by the Declaration of Trust, provided, further, that if the Shareholders of any series or class of Shares are entitled separately to elect one or more Trustees, a majority of the remaining Trustees or the sole remaining Trustee elected by that series or class may fill any vacancy among the number of Trustees elected by that series or class. Any vacancy created by an increase in Trustees may be filled by the appointment of an individual having the qualifications described the Declaration of trust made by a written instrument signed by a majority of the Trustees then in office or by a resolution of the Trustees then in office, duly adopted and recorded in the records of the Trust, specifying the effective date of the appointment. No vacancy shall operate to annul this Declaration or to revoke any existing agency created pursuant to the terms of this Declaration. Whenever a vacancy in the number of Trustees shall occur, until such vacancy is filled as provided herein, the Trustees in office, regardless of their number, shall have all the powers granted to the Trustees and shall discharge all the duties imposed upon the Trustees by this Declaration.

Prior to the offering of Shares to investors pursuant to the Trust’s registration statement on Form N-2, there may be a sole Trustee. Thereafter, the number of Trustees shall be determined by a written instrument signed by a majority of the Trustees then in office or by a resolution of the Trustees then in office, duly adopted and recorded in the records of the Trust, provided that the number of Trustees shall be no less than three or more than six.. No reduction in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of his term. An individual nominated as a Trustee shall be at least 21 years of age and not older than 80 years of age at the time of nomination and not under legal disability. Trustees need not own Shares.

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Trustee Compensation

The officers of the Fund and those of its Trustees who are “interested persons” (as defined in the 1940 Act) of the Fund received no direct remuneration from the Fund for the fiscal year ended _________________, 2008. The following table sets forth the aggregate compensation paid to each of the Trustees by the Fund and the total compensation paid to each of the Trustees by the Evolution Fund Complex for the fiscal year ended ________, 2008.

Name of Trustee	Aggregate Compensation From the Fund	Total Compensation From the Evolution Fund Complex
Damian Omar Valdez

Effective _____________, 2008, each Independent Trustee receives an annual retainer of $____________ payable in quarterly installments and allocated among each portfolio in the Evolution Fund Complex based on relative net assets.

Role of the Board of Trustees

The Trustees of the Fund are responsible for the overall management and supervision of the Fund’s affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance. The Board has four committees, the Audit Committee, the Nominating Committee, the Litigation Committee and the Qualified Legal Compliance Committee, each of which is composed of the Independent Trustees.

Audit Committee. Pursuant to the Audit Committee Charter _________ by the Board, the function of the Audit Committee is (1) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (2) to assist in Board oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements, and the independent registered public accounting firm’s qualifications, independence and performance. The Audit Committee is comprised of Messrs. ___________, ____________, ____________ and _____________. The Audit Committee met ___ times during the fiscal year ended _______________, 2008.

Share Ownership

The following table shows the dollar range of equity securities beneficially owned by the Fund’s Trustees in the Fund and the aggregate dollar range of equity securities owned by the Fund’s Trustees in all Funds overseen by the Trustee in the Evolution Fund Complex as of _______________, 2008.

Name of Trustee	Dollar Range of Equity Securities Owned in the Fund	Average Dollar Range of Equity Securities Owned in All Funds Overseen by Trustee in the Evolution Fund Complex
Interested Trustee	$	$

Independent Trustee	$	$
	$	$
	$	$

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Code of Ethics

The Fund and the Adviser ____________ codes of ethics which essentially prohibit certain of their personnel, including the Fund’s portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of a client’s, including the Fund’s, anticipated or actual portfolio transactions, and are designed to assure that the interests of clients, including Fund shareholders, are placed before the interests of personnel in connection with personal investment transactions. Under the codes of ethics of the Fund and the Adviser, personal trading is permitted by such persons subject to certain restrictions; however, they are generally required to preclear most securities transactions with the appropriate compliance officer and to report all transactions on a regular basis.

Text-only versions of the codes of ethics can be viewed online or downloaded from the EDGAR database on the SEC’s website (http://www.sec.gov). You may also review and copy these documents by visiting the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. In addition, copies of the codes of ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, N.E., Washington, DC 20549, or by e-mail request to publicinfo@sec.gov.

Anti-Money Laundering Compliance

The Fund or its service providers may be required to comply with various anti-money laundering laws and regulations. Consequently, the Fund or its service providers may request additional information from you to verify your identity. If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund or its service providers also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, it may not be permitted to inform the shareholder that it has taken the actions described above.

Proxy Voting Policies

The Board has delegated voting of proxies in respect of the Fund’s portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s Proxy Voting Policy. Under this policy, the Adviser will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. The Adviser’s Proxy Voting Policy is attached as Appendix B to this SAI and may be changed from time to time by the Adviser with the approval of the Board.

INVESTMENT ADVISORY SERVICES

Evolution, located at 21 Waterway Avenue, Suite 300, The Woodlands, Texas 77380, serves as the Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Fund (“Advisory Agreement”). Evolution is controlled by Damian Omar Valdez, by virtue of his share ownership, in which Mr. Valdez is the sole stockholder.

Evolution provides portfolio management services to the Fund for a monthly management fee, computed and accrued daily, which includes both advisory fees and administration fees charged to the Fund.

Evolution is entitled to receive a monthly advisory fee from the Fund, computed and accrued daily based on an annual rate of ____% of the average daily managed assets of the Fund for the first $1 billion, ____% of the average daily managed assets of the Fund for the next $1 billion and ____% of the average daily managed assets of the Fund over $2 billion. “Average daily managed assets” of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

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Evolution also provides administrative services to the Fund for a monthly administration fee based on an annual rate of ____% of the average daily managed assets of the Fund.

Under the Advisory Agreement, Evolution, among other things: (i) continuously furnishes an investment program for the Fund; (ii) places orders for the purchase and sale of securities for the accounts of the Fund; (iii) provides for certain facilities and administrative services; (iv) arranges for the provision and maintenance of an insurance bond against larceny and embezzlement by officers and employees of the Fund; and (v) generally manages, supervises and conducts the affairs and business of the Fund.

Evolution carries out its duties under the Advisory Agreement at its own expense. The Fund pays its own ordinary operating and activity expenses, such as legal and auditing fees, management fees, administrative fees, custodial fees, transfer agency fees, the cost of communicating with shareholders and registration fees, as well as other operating expenses such as interest, taxes, brokerage, insurance, bonding, compensation of Independent Trustees of the Board and extraordinary expenses.

The Advisory Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance (or reckless disregard) of its obligations or duties thereunder on the part of Evolution, Evolution shall not be subject to liability to the Fund or to any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Advisory Agreement relates.

Evolution and/or its general partner, limited partners, officers, affiliates and employees provide investment advice to other parties and manage other accounts and private investment vehicles similar to the Fund. In connection with such other investment management activities, the Adviser and/or its general partner, limited partners, officers, affiliates and employees may decide to invest the funds of one or more other accounts or recommend the investment of funds by other parties, rather than the Fund’s monies, in a particular security or strategy. In addition, the Adviser and such other persons will determine the allocation of funds from the Fund and such other accounts to investment strategies and techniques on whatever basis they consider appropriate or desirable in their sole and absolute discretion. See “Information Regarding Portfolio Managers—Conflicts of Interest.”

The table below sets forth the advisory fees (in thousands) paid by the Fund to the Adviser as well as any fee waivers and/or expense reimbursements for the last fiscal year:

Fiscal Year Ended 12/31/2008
Gross Advisory Fees
Fee Waiver
Net Advisory Fees

INFORMATION REGARDING PORTFOLIO MANAGERS

The Fund’s portfolio managers are Damian Omar Valdez and David G. Cade. The following tables provide information about funds and accounts, other than the Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of ___________,2008

Damian Omar Valdez
Type of Accounts	Total Number of Accounts Managed	Total Assets Managed (millions)	Total Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets Managed with Performance- Based Advisory Fee (millions)
Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

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David G. Cade
Type of Accounts	Total Number of Accounts Managed	Total Assets Managed (millions)	Total Number of Accounts Managed with Performance- Based Advisory Fee	Total Assets Managed with Performance- Based Advisory Fee (millions)
Registered Investment Companies

Other Pooled Investment Vehicles

Other Accounts

Conflicts of Interests

The Adviser has built a professional working environment, a firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Adviser furnishes advisory services to numerous clients in addition to the Fund, and the Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to the Adviser or in which portfolio managers have a personal interest in the receipt of such fees) that may be the same as or different from those made to the Fund. In addition, the Adviser, its affiliates and any of their partners, directors, officers, stockholders or employees may or may not have an interest in the securities whose purchase and sale the Adviser recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different from the action that the Adviser, or any of its affiliates, or any of their partners, directors, officers, stockholders or employees or any member of their families may take with respect to the same securities. Moreover, the Adviser may refrain from rendering any advice or services concerning securities of companies of which any of the Adviser’s (or its affiliates’) partners, directors, officers or employees are directors or officers, or companies as to which the Adviser or any of its affiliates or partners, directors, officers and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Adviser includes disclosure regarding these matters to its clients in both its Form ADV and investment advisory agreements.

The Adviser, its affiliates or their partners, directors, officers and employees similarly serve or may serve other entities that operate in the same or related lines of business. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Fund. As a result, the Adviser will face conflicts in the allocation of investment opportunities to the Fund and other funds and clients. In order to enable s ch affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Fund and such other clients or may involve a rotation of opportunities among the Fund and such other clients.

While the Adviser does not believe there will be frequent conflicts of interest, if any, the Adviser and its affiliates have both subjective and objective procedures and policies in place designed to manage the potential conflicts of interest between the Adviser’s fiduciary obligations to the Fund and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Fund and such other clients. An investment opportunity that is suitable for multiple clients of the Adviser and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Adviser’s or its affiliates’ efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Fund. Not all conflicts of interest can be expected to be resolved in favor of the Fund.

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Compensation

Evolution’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio manager’s underlying account, the combined performance of the portfolio managers’ underlying accounts, and the relative performance of the portfolio managers’ underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by Evolution, such as its Option Plan and its Long Term Incentive Plan described below.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with Evolution, which may include the amount of assets supervised and other management roles within Evolution.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Option Plan. The purpose of this plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly-compensated employees of Evolution in order to promote the success of Evolution.

Long Term Incentive Plan. The purpose of this plan is to create positive morale and teamwork, to attract and retain key talent and to encourage the achievement of common goals. This plan seeks to reward participating employees based on the increased value of Evolution.

Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with Evolution.

Ownership of Securities

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of ____________2008.

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Damian Omar Valdez	$
David G. Cade	$

ADMINISTRATOR/SUB-ADMINISTRATOR

Evolution assists the Fund in all aspects of its administration and operations for a monthly administration fee at the annual rate of ____% of the Fund’s average daily net assets. Under a separate sub-administration agreement, Evolution has delegated certain administrative functions to ______________. (“_____”), __________________________________, and pays _______ a portion of the fee it receives from the Fund. _______ has agreed to provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the SEC and prepare various materials required by any state securities commission having jurisdiction over the Fund.

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ACCOUNTING SERVICES AGENT

________ provides accounting services to the Fund pursuant to an accounting services agreement. ______ receives a monthly accounting services fee from the Fund, computed and accrued daily and based upon a percentage of the Fund’s average daily net assets.

UNDERWRITER

The Trust may retain underwriters and/or placement agents to sell Shares and other securities of the Fund. The Trust may from time to time enter into one or more contracts, providing for the sale of securities of the Trust, whereby the Trust may either agree to sell such securities to the other party to the contract or appoint such other party its sales agent for such securities. In either case, the contract must be on such terms and conditions as the Trustees determine in their discretion consistent with the provisions of the Declaration and Part A of the Registration Statement.  Such contract may also provide for the repurchase or sale of securities of the Trust by such other party as principal or as agent of the Trust and may provide that such other party may enter into selected dealer agreements with registered securities dealers and brokers and servicing and similar agreements with persons who are not registered securities dealers to further the purposes of the distribution or repurchase of the securities of the Trust.

Shares are offered for sale through the Fund’s principal underwriter, ___________________, ______________ (the “Underwriter”). The Underwriter has the exclusive right to distribute shares of the Fund through Financial Advisors on a continuous basis. The Underwriter’s obligation is an agency or “best efforts” arrangement under which the Underwriter is required to take and pay for only such shares of the Fund as may be sold to the public. The Underwriter is not obligated to sell any stated number of shares.

The Fund has agreed to pay all expenses in connection with registration of its shares with the SEC and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of the Prospectuses and other expenses.

Distribution and Service Fees

Shares of the Fund are authorized under a distribution plan (the “Plan”) to use the assets attributable to such class to finance certain activities relating to the distribution of shares to investors. The Plan requires the payment of a monthly service fee to the Distributor at an annual rate not to exceed ____% of the average daily net assets attributable to Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at an annual rate not to exceed ____%, and ____% of the average daily net assets attributable to Shares, respectively.

TRANSFER AGENT

The Trustees are authorized by the Declaration to employ a transfer agent or transfer agents, and a registrar or registrars, with respect to the Shares of the Fund. The transfer agent or transfer agents may keep the applicable register and record therein, the original issues and transfers, if any, of the said Shares of the Fund. Any such transfer agents and/or registrars shall perform the duties usually performed by transfer agents and registrars of certificates of stock in a corporation, as modified by the Trustees.

_________________ provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, ______________ maintains records pertaining to the sale, repurchase, and transfer of Fund shares and distributes the Fund’s cash distributions to shareholders.

CUSTODIAN

Subject to such rules and regulations of the Commission, the Trustees may direct the custodian to deposit all or any part of the securities owned by the Fund in a system for the central handling of securities established by a national securities exchange or a national securities association registered with the Commission under the Securities Exchange Act of 1934, or such other Person as may be permitted by the Commission, or otherwise in accordance with the 1940 Act, pursuant to which system all securities of any particular class of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of such securities, provided that all such deposits shall be subject to withdrawal only upon the order of the Fund.

On ____________, 2008 the Fund entered into an Agreement with _________________ as custodian for the Fund’s  portfolio securities.  ______________, located at _______________________, as the custodian for the Fund, is responsible for holding all securities, other investments and cash; receiving and paying for securities purchased; delivering against payment securities sold; receiving and collecting income from investments; making all payments covering expenses; and performing other administrative duties, all as directed by authorized persons. PFPC Trust Company does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Fund is Deloitte & Touche, LLP, located at 695 Town Center Drive Ste. 1200 Costa Mesa, Ca 92626.  The independent registered public accounting firm audits and reports on the annual financial statements, reviews certain regulatory reports and the federal income tax returns, and performs other professional accounting, auditing, tax and advisory services when engaged to do so.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Selection of Broker-Dealers; Order Placement

Subject to the overall review of the Fund’s Board, the Adviser is responsible for decisions to buy and sell securities and other portfolio holdings of the Fund, for selecting the broker or dealer to be used, and for negotiating any commission rates paid. In underwritten offerings, securities usually are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

The Adviser and its affiliates manage other accounts, including private funds and individual accounts that invest in senior loans and Fund investments. Although investment decisions for the Fund are made independently from those of such other accounts, investments of the type the Fund may make also may be made on behalf of such other accounts. When the Fund and one or more other accounts is prepared to invest in, or desires to dispose of, the same investment, available investments or opportunities for each are allocated in a manner believed by the Adviser to be equitable over time. The Adviser may (but is not obligated to) aggregate orders, which may include orders for accounts in which the Adviser or its affiliates have an interest, to purchase and sell securities to obtain favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Although the Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all participating accounts, in some cases these activities may adversely affect the price paid or received or the size of the position obtained by or disposed of for the Fund. Where trades are aggregated, the investments or proceeds, as well as the expenses incurred, will be allocated by the Adviser in a manner designed to be equitable and consistent with the Adviser’s fiduciary duty to the Fund and its other clients (including its duty to seek to obtain best execution of client trades).

Commission Rates; Brokerage and Research Services

In placing orders for the Fund’s portfolio, the Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking the most favorable price and execution, the Adviser, having in mind the Fund’s best interests, will consider all factors it deems relevant, including, by way of illustration: price; the size, type and difficulty of the transaction; the nature of the market for the security; the amount of the commission; the timing of the transaction taking into account market prices and trends; operational capabilities; the reputation, experience and financial stability of the broker-dealer involved; and the quality of service rendered by the broker-dealer in other transactions. Though the Adviser generally seeks reasonably competitive commissions or spreads, the Fund will not necessarily be paying the lowest commission or spread available. The Adviser may place portfolio transactions, to the extent permitted by law, with brokerage firms participating in a distribution of the Fund’s shares if it reasonably believes that the quality of execution and the commission are comparable to that available from other qualified firms.

The Adviser seeks to obtain “best execution,” considering the execution price and overall commission costs paid and other factors. The Adviser routes its orders to various broker-dealers for execution at its discretion. Factors involved in selecting brokerage firms include the size, type and difficulty of the transaction, the nature of the market for the security, the reputation, experience and financial stability of the broker-dealer involved, the quality of service, the quality of research and investment information provided and the firm’s risk in positioning a block of securities. Within the framework of the policy of obtaining the most favorable price and efficient execution, the Adviser does consider “brokerage and research services” (as defined in the Securities Exchange Act of 1934, as amended) provided by brokers who effect portfolio transactions with the Adviser or the Fund. “Brokerage and research services” are services that brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular issuers and industries.

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Affiliated Brokers

Evolution is not currently affiliated with any FINRA member broker-dealer or any other broker-dealer that is indirectly controlled by the principals of Evolution. Absent an exemption from the SEC or other regulatory relief, the Fund is generally precluded from effecting certain principal transactions with affiliated brokers. The Fund may utilize affiliated brokers for agency transactions subject to compliance with policies and procedures adopted pursuant to a 1940 Act rule. These policies and procedures are designed to provide that commissions, fees or other remuneration received by any affiliated broker or its affiliates for agency transactions are reasonable and fair compared to the remuneration received by other brokers in comparable transactions.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of _____________, 2008, the Trustees and officers of the Fund as a group owned less than __% of the then outstanding shares of each class of shares of the Fund.

Control persons are presumed to control the Fund for purposes of voting on matters submitted to a vote of shareholders due to their beneficial ownership of 25% or more of the Fund’s outstanding voting securities. As of____________, 2008, there were no persons known by the Fund to own of record or beneficially 5% or more of its outstanding shares.

ADDITIONAL INCOME TAX CONSIDERATIONS

The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and the purchase, ownership and disposition of the Fund’s shares by U.S. persons. This discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), the regulations promulgated thereunder and judicial and administrative authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. federal tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).

The discussions set forth herein and in the Prospectuses do not constitute tax advice, and potential investors are urged to consult their own tax advisors to determine the specific U.S. federal, state, local and foreign tax consequences to them of investing in the Fund.

19

Taxation of the Fund. The Fund intends to elect to be treated and to qualify annually as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, meet the following requirements regarding the source of its income and the diversification of its assets:

(i)
The Fund must derive in each taxable year at least 90% of its gross income from the following sources: (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currencies; and (b) interests in “qualified publicly traded partnerships” (as defined in the Code).

(ii)
The Fund must diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of: (I) any one issuer, (II) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more “qualified publicly traded partnerships” (as defined in the Code).

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on income and gains that the Fund distributes to its shareholders provided that it distributes each taxable year at least the sum of: (i) 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than any net long-term capital gain, reduced by deductible expenses) determined without regard to the deduction for dividends paid and (ii) 90% of the Fund’s net tax-exempt interest (the excess of its gross tax-exempt interest over certain disallowed deductions). The Fund intends to distribute substantially all of such income each year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

The Code imposes a 4% nondeductible excise tax on a Fund to the extent that a Fund does not distribute by the end of any calendar year at least the sum of: (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under-distribution or over-distribution, as the case may be, from the previous year. While the Fund intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Fund’s taxable income and capital gain will be distributed to avoid entirely the imposition of the excise tax. In that event, a Fund will be liable for the excise tax only on the amount by which it does not meet the foregoing distribution requirement.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund’s current or accumulated earnings and profits. Such dividends, however, would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of shareholders taxed as corporations. A Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a regulated investment company. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) or, alternatively, to elect to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

20

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things: (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gains or “qualified dividend income” into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. These U.S. federal income tax provisions could therefore affect the amount, timing and character of distributions to stockholders. Each Fund intends to monitor its transactions and may make certain tax elections, and may be required to borrow money or dispose of securities, to mitigate the effect of these provisions and prevent its disqualification as a regulated investment company.

If the Fund purchases shares in certain foreign investment entities, called passive foreign investment companies (“PFICs”), the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to the shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. Elections may be available to the Fund to mitigate the effect of this tax, but such elections generally accelerate the recognition of income prior to the receipt of cash. Dividends paid by PFICs will not be qualified dividend income, as discussed below under “Taxation of Shareholders.”

If the Fund invests in the shares of a PFIC, or any other investment that produces income that is not matched by a corresponding cash distribution to the Fund, the Fund could be required to recognize income that it has not yet received. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. This might prevent the Fund from distributing 90% of its net investment income as is required in order to avoid Fund-level U.S. federal income taxation on all of its income, or might prevent a Fund from distributing enough ordinary income and capital gain net income to avoid completely the imposition of the excise tax. To avoid this result, the Fund may be required to borrow money or dispose of securities to be able to make required distributions to the shareholders.

Dividends, interest and other income received by the Fund from investments outside the United States may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between the United States and other countries may reduce or eliminate such taxes. Each Fund does not expect that it will be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments.

Taxation of Shareholders. The Fund will determine either to distribute or to retain for reinvestment all or part of its net capital gain. If any such gain is retained, the Fund will be subject to a corporate income tax (currently at a maximum rate of 35%) on such retained amount. In that event, the Fund expects to designate the retained amount as undistributed capital gain in a notice to its shareholders, each of whom: (i) will be required to include in income for U.S. federal tax purposes as long-term capital gain its share of such undistributed amounts, (ii) will be entitled to credit its proportionate share of the tax paid by the Fund against its U.S. federal income tax liability and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its basis in its shares of the Fund by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder’s gross income.

Distributions paid to you by the Fund from its net realized long-term capital gains, if any, that the Fund designates as capital gains dividends (“capital gain dividends”) are taxable as long-term capital gains, regardless of how long you have held your shares. All other dividends paid to you by the Fund (including dividends from short-term capital gains) from its current or accumulated earnings and profits (“ordinary income dividends”) are generally subject to tax as ordinary income.

Special rules apply, however, to ordinary income dividends paid to individuals with respect to taxable years beginning on or before December 31, 2010. If you are an individual, any such ordinary income dividend that you receive from the Fund generally will be eligible for taxation at the rates applicable to long-term capital gains (currently at a maximum rate of 15%) to the extent that: (i) the ordinary income dividend is attributable to “qualified dividend income” (i.e., generally dividends paid by U.S. corporations and certain foreign corporations) received by the Fund, (ii) the Fund satisfies certain holding period and other requirements with respect to the stock on which such qualified dividend income was paid and (iii) you satisfy certain holding period and other requirements with respect to your shares. Ordinary income dividends subject to these special rules are not actually treated as capital gains, however, and thus will not be included in the computation of your net capital gain and generally cannot be used to offset any capital losses.

21

Any distributions you receive that are in excess of the Fund’s current or accumulated earnings and profits will be treated as a tax-free return of capital to the extent of your adjusted tax basis in your shares, and thereafter as capital gain from the sale of shares. The amount of any Fund distribution that is treated as a tax-free return of capital will reduce your adjusted tax basis in your shares, thereby increasing your potential gain or reducing your potential loss on any subsequent sale or other disposition of your shares.

Dividends and other taxable distributions are taxable to you even if they are reinvested in additional shares of the Fund. Dividends and other distributions paid by the Fund are generally treated under the Code as received by you at the time the dividend or distribution is made. If, however, the Fund pays you a dividend in January that was declared in the previous October, November or December and you were the shareholder of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by you on December 31 of the year in which the dividend was declared.

The price of shares purchased at any time may reflect the amount of a forthcoming distribution. If you purchase shares just prior to a distribution, you will receive a distribution that will be taxable to you even though it represents in part a return of your invested capital.

The Fund will send you information after the end of each year setting forth the amount and tax status of any distributions paid to you by the Fund. Ordinary income dividends and capital gain dividends may also be subject to state and local taxes.

If you tender all of your shares for repurchase pursuant to a Repurchase Offer (and you do not own any other shares pursuant to attribution rules contained in the Code), you will realize a taxable gain or loss depending upon your basis in the shares. Such gain or loss realized on the disposition of shares (whether pursuant to a Repurchase Offer or in connection with a sale or other taxable disposition of shares in a secondary market) generally will be treated as long-term capital gain or loss if the shares have been held as a capital asset for more than one year and as short-term capital gain or loss if held as a capital asset for one year or less. If shares are sold at a loss after being held for six months or less, the loss will be treated as long-term instead of short-term capital loss to the extent of any capital gain distributions received on those shares. All or a portion of any loss realized on a sale or exchange of shares of the Fund will be disallowed if you acquire other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Different tax consequences may apply to shareholders whose shares are repurchased (other than shareholders who tender all of their shares for repurchase as described in the previous paragraph) and to shareholders who do not tender their shares for repurchase in connection with the Repurchase Offer. For example, if a shareholder tenders for repurchase fewer than all his or her shares, the proceeds received could be treated as a taxable dividend, a return of capital, or capital gain depending on the portion of shares repurchased, the Fund’s earnings and profits, and the shareholder’s basis in the repurchased shares. You should consult your tax advisor prior to tendering your shares for repurchase.

Current law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain is currently taxed at rates applicable to ordinary income (currently at a maximum of 35%) while long-term capital gain generally is taxed at a maximum rate of 15%.

Shareholders may be entitled to offset their capital gain dividends with capital loss. The Code contains a number of statutory provisions affecting when capital loss may be offset against capital gain and limiting the use of loss from certain investments and activities. Accordingly, shareholders that have capital losses are urged to consult their tax advisors.

22

The Fund may be required to withhold, for U.S. federal backup withholding tax purposes, a portion of the dividends, distributions and redemption proceeds payable to a shareholder who fails to provide the Fund (or its agent) with the shareholder’s correct taxpayer identification number (in the case of an individual, generally, such individual’s social security number) or to make the required certification, or who has been notified by the IRS that such shareholder is subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be refunded or credited against your U.S. federal income tax liability, if any, provided that you furnish the required information to the IRS.

The discussions set forth herein not constitute tax advice, and investors are urged to consult their own tax advisors to determine the specific U.S. federal (including the application of the alternative minimum tax rules), state, local and foreign tax consequences to them of investing in the Fund.

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FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the fiscal year ended _____________2008 are incorporated into this SAI by reference. The 2008 financial statements have been audited by Deloitte & Touche, LLP, whose report thereon is incorporated herein by reference.

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APPENDIX A — RATINGS CATEGORIES

Ratings in General. A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Adviser believes that the quality of debt securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. The following is a description of the characteristics of ratings used by Moody’s Investors Service (“Moody’s”) and Standard & Poor’s (“S&P”).

Corporate Bond Ratings

Moody’s

Long-term

Aaa

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa

Obligations rated Aa are judged to be of high quality and subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

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C

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest. A-1

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

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B

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

N.R.

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Short-term

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

27

A-3

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet is financial commitment on the obligation.

B-1.

A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2.

A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3.

A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

28

APPENDIX B - PROXY VOTING POLICY

EVOLUTION CAPITAL ADVISORS, L.L.C.

29

Part C – Other Information

EVOLUTION U.S. GOVERNMENT GUARANTEED
FLOATING RATE LOAN FUND
A Series of Evolution Investment Trust

Class Z (CRA) Shares

Table of Contents

Financial Statements and Exhibits
Marketing Arrangements
Other Expenses of Issuance and Distribution
Persons Controlled by or Under Common Control
Number of Holders of Securities
Indemnification
Business and Other Connections of Investment Adviser
Locations of Accounts and Records
Management Services
Undertakings

Financial Statements and Exhibits

The financial statements that are included in parts A and B of the registration statement are

The following Exhibits are filed as part of this registration statement:

(a)	Copies of the Trust Certificate
(b)	Copies of the Declaration of Trust and By-Laws
(c)	N/A
(d)	N/A
(e)	N/A
(f)	N/A
(g)	Investment Advisory Agreement
(h)	Underwriting and Distribution Agreements
(i)	N/A
(j)	N/A
(k)	N/A
(l)	Opinion of counsel
(m)	N/A
(n)	Consents
(o)	Certain Financial Statements
(p)	Agreement with Sponsor
(q)	N/A
(r)	Code of Ethics

Marketing Arrangements

Other Expenses of Issuance and Distribution

Persons Controlled by or Under Common Control

Number of Holders of Securities

Indemnification

Article V of the Declaration of Trust provides for limitations of liability with respect to persons related to the Trust.  The Declaration of Trust provides that no Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

The Trust has agreed to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an “indemnitee”) against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in Article V or by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “disabling conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

No indemnification may be made, however, there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither “interested persons” of the Trust (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding (“Disinterested Non-Party Trustees”), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

 The Trust will make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought if the Trust receives a written affirmation by the indemnitee of the indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

The rights accruing to any indemnitee under the provisions of the Declaration of Trust do not exclude any other right that any person may have or acquire under the Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are “disinterested persons” (as defined in Section 2(a)(19) of the 1940 Act) or any other right to which he or she may be lawfully entitled.

Subject to any limitations provided by the 1940 Act and the Declaration of Trust, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his or her duties.

No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under the Declaration of trust or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, the Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the 1940 Act.

Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust’s officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

Business and Other Connections of Investment Adviser

 Locations of Accounts and Records

 Management Services

 Undertakings

 The Registrant undertakes to suspend the offering of shares until the prospectus is amended if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

 The Registrant undertakes to file a post-effective amendment with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons, if the Registrant proposes to raise its initial capital under Section 14(a)(3) of the 1940 Act [15 U.S.C. 80a-14(a)(3)].

             The Registrant undertakes:

a. to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement;

(1) to include any prospectus required by Section 10(a)(3) of the 1933 Act [15 U.S.C. 77j(a)(3)];

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

b. that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c. to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d. that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C [17 CFR 230.430C]: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act [17 CFR 230.497(b), (c), (d) or (e)] as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act [17 CFR 230.430A], shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supercede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

e. that for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act [17 CFR 230.497];

(2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

The Registrant undertakes that for the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act [17 CFR 230.497(h)] shall be deemed to be part of this registration statement as of the time it was declared effective; and for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

The registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 2nd day of October, 2008.

Registrant: Evolution U.S. Government Guaranteed Floating Rate Loan Fund,
a series of Evolution Investment Trust

By:	/s/ Damian Omar Valdez, CEO & Trustee
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Damian Omar Valdez	CEO & Trustee	October 2, 2008
Signature	Title Date	Date